UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2007

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

Equity Securities - 60.8%	Shares	Value

Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	20,200	$838,906
Spirit AeroSystems Holdings, Inc.*	800	31,152

		870,058

Air Freight & Logistics - 1.1%
FedEx Corp.	13,000	1,361,750
United Parcel Service Inc., Class B	50,500	3,792,550

		5,154,300

Airlines - 0.2%
UAL Corp.*	20,900	972,477

Auto Components - 0.2%
Autoliv, Inc.	4,300	256,925
TRW Automotive Holdings Corp.*	14,800	468,864

		725,789

Beverages - 1.0%
PepsiCo, Inc.	63,900	4,681,314

Biotechnology - 0.5%
Gilead Sciences, Inc.*	53,200	2,174,284
Vertex Pharmaceuticals, Inc.*	2,600	99,866

		2,274,150

Capital Markets - 1.7%
Eaton Vance Corp.	3,900	155,844
Goldman Sachs Group, Inc.	29,300	6,350,482
Legg Mason, Inc.	17,800	1,500,362

		8,006,688

Chemicals - 0.8%
Ecolab, Inc.	21,000	991,200
Lubrizol Corp.	6,500	422,890
Praxair, Inc.	29,500	2,470,920

		3,885,010

Commercial Banks - 1.6%
US Bancorp	73,100	2,377,943
Wachovia Corp.	74,200	3,721,130
Wells Fargo & Co.	4,100	1,570,842

		7,669,915

Equity Securities - 60.8%	Shares	Value

Communications Equipment - 1.9%
Cisco Systems, Inc.*	225,200	7,456,372
CommScope, Inc.*	27,300	1,371,552
Motorola, Inc.	3,600	66,708
QUALCOMM, Inc.	1,100	46,486

		8,941,118

Computers & Peripherals - 2.9%
Apple, Inc.*	8,400	1,289,736
Dell, Inc.*	53,900	1,487,640
Hewlett-Packard Co.	104,600	5,208,034
International Business Machines Corp.	45,300	5,336,340

		13,321,750

Consumer Finance - 0.7%
American Express Co.	38,000	2,256,060
Capital One Financial Corp.	18,500	1,228,955

		3,485,015

Containers & Packaging - 0.1%
Bemis Co., Inc.	17,800	518,158
Sealed Air Corp.	400	10,224

		528,382

Diversified Financial Services - 3.7%
Bank of America Corp.	121,230	6,094,232
CIT Group, Inc.	43,600	1,752,720
First Republic Preferred Capital Corp., Preferred (e)	500	550,365
JPMorgan Chase & Co.	98,320	4,505,022
MFH Financial Trust I, Preferred (e)	20,000	2,045,000
Roslyn Real Estate Asset Corp., Preferred	2	201,688
WoodBourne Pass-Through Trust, Preferred (e)	20	2,008,750

		17,157,777

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	211,277	8,939,130

Electric Utilities - 0.3%
Cleco Corp.	27,900	705,033
IDACORP, Inc.	25,000	818,500

		1,523,533

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	32,800	1,304,128
Avnet, Inc.*	50,900	2,028,874
AVX Corp.	80,100	1,289,610

		4,622,612

Equity Securities - 60.8%	Shares	Value

Energy Equipment & Services - 1.8%
Grant Prideco, Inc.*	46,000	2,507,920
Smith International, Inc.	47,400	3,384,360
Superior Energy Services, Inc*	40,700	1,442,408
Tidewater, Inc.	14,400	904,896
Unit Corp.*	100	4,840

		8,244,424

Food & Staples Retailing - 0.4%
CVS Caremark Corp.	3,866	153,210
Walgreen Co.	40,200	1,899,048

		2,052,258

Food Products - 1.1%
General Mills, Inc.	53,400	3,097,734
H.J. Heinz Co.	2,600	120,120
Kellogg Co.	32,800	1,836,800

		5,054,654

Gas Utilities - 1.0%
Oneok, Inc.	36,300	1,720,620
Questar Corp.	57,700	3,030,981

		4,751,601

Health Care Equipment & Supplies - 1.1%
Becton Dickinson & Co.	24,500	2,010,225
Hospira, Inc.*	46,300	1,919,135
Intuitive Surgical, Inc.*	800	184,000
Kinetic Concepts, Inc.*	13,400	754,152
Medtronic, Inc.	800	45,128

		4,912,640

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	42,400	1,921,992
Cardinal Health, Inc.	49,500	3,095,235
Cigna Corp.	54,600	2,909,634
Coventry Health Care, Inc.*	29,100	1,810,311
Express Scripts, Inc.*	61,300	3,421,766
Laboratory Corp. of America Holdings, Inc.*	19,800	1,548,954
McKesson Corp.	56,600	3,327,514
WellCare Health Plans, Inc.*	20,900	2,203,487

		20,238,893

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.	38,000	1,590,680

Household Durables - 0.6%
Whirlpool Corp.	30,100	2,681,910

Equity Securities - 60.8%	Shares	Value

Household Products - 2.3%
Colgate-Palmolive Co.	17,700	1,262,364
Kimberly-Clark Corp.	21,400	1,503,564
Procter & Gamble Co.	110,215	7,752,523

		10,518,451

Industrial Conglomerates - 1.3%
3M Co.	65,400	6,120,132

Insurance - 3.2%
ACE Ltd.	12,400	751,068
Ambac Financial Group, Inc.	20,900	1,314,819
American International Group, Inc.	66,300	4,485,195
American Physicians Capital, Inc.	1,000	38,960
Chubb Corp.	31,200	1,673,568
Conseco, Inc.*	91,783	1,468,528
Hartford Financial Services Group, Inc.	10,800	999,540
Lincoln National Corp.	9,800	646,506
Phoenix Co’s, Inc.	4,300	60,673
Prudential Financial, Inc.	800	78,064
The Travelers Co’s, Inc.	67,800	3,413,052
XL Capital Ltd.	1,600	126,720

		15,056,693

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	14,600	1,359,990
Gaiam, Inc.*	10,700	257,121

		1,617,111

Internet Software & Services - 0.4%
Google, Inc.*	3,400	1,928,718

IT Services - 1.4%
Acxiom Corp.	12,400	245,396
Automatic Data Processing, Inc.	62,300	2,861,439
Fiserv, Inc.*	32,600	1,658,036
MasterCard, Inc.	3,800	562,286
Western Union Co.	63,600	1,333,692

		6,660,849

Life Sciences - Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.*	24,400	1,408,368

Machinery - 4.2%
Cummins, Inc.	43,600	5,576,004
Danaher Corp.	31,300	2,588,823
Deere & Co.	6,100	905,362
Illinois Tool Works, Inc.	74,100	4,419,324
Parker Hannifin Corp.	25,000	2,795,750
Terex Corp.*	36,600	3,258,132

		19,543,395

Equity Securities - 60.8%	Shares	Value

Media - 2.3%
Cox Radio, Inc.*	4,700	61,335
Gray Television, Inc.	9,500	80,655
Liberty Global, Inc.*	100	4,102
McGraw-Hill Co.’s, Inc.	77,900	3,965,889
Omnicom Group, Inc.	35,000	1,683,150
Time Warner, Inc.	209,300	3,842,748
Warner Music Group Corp.	83,100	839,310
XM Satellite Radio Holdings, Inc.*	3,500	49,595

		10,526,784

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	46,300	2,617,802

Multiline Retail - 0.6%
Dollar Tree Stores, Inc.*	16,000	648,640
Target Corp.	35,700	2,269,449

		2,918,089

Multi-Utilities - 1.4%
Black Hills Corp.	45,900	1,882,818
MDU Resources Group, Inc.	85,250	2,373,360
NiSource, Inc.	112,500	2,153,250
OGE Energy Corp.	1,400	46,340

		6,455,768

Office Electronics - 0.3%
Xerox Corp.*	72,100	1,250,214

Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.*	12,500	489,625
Chesapeake Energy Corp.	94,100	3,317,966
EOG Resources, Inc.	77,700	5,620,041
Overseas Shipholding Group, Inc.	100	7,683
Spectra Energy Corp.	15,000	367,200
St. Mary Land & Exploration Co.	3,800	135,546
World Fuel Services Corp.	22,200	905,982
XTO Energy, Inc.	92,900	5,744,936

		16,588,979

Pharmaceuticals - 1.8%
Johnson & Johnson	59,600	3,915,720
Pfizer, Inc.	189,000	4,617,270

		8,532,990

Real Estate Investment Trusts - 0.0%
HRPT Properties Trust	13,200	130,548

Equity Securities - 60.8%	Shares	Value

Road & Rail - 0.2%
Avis Budget Group, Inc.*	33,300	762,237

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	7,900	163,530
Intel Corp.	157,800	4,080,708
Lam Research Corp.*	19,000	1,011,940
Micron Technology, Inc.*	4,700	52,170
NVIDIA Corp.*	20,700	750,168
Photronics, Inc.*	21,800	248,738
Texas Instruments, Inc.	51,400	1,880,726

		8,187,980

Software - 1.9%
Adobe Systems, Inc.*	57,700	2,519,182
Microsoft Corp.	220,600	6,498,876

		9,018,058

Specialty Retail - 1.5%
Gap, Inc.	29,500	543,980
Home Depot, Inc.	108,000	3,503,520
Lowe’s Co.’s, Inc.	5,700	159,714
Staples, Inc.	53,950	1,159,385
TJX Co.’s, Inc.	62,400	1,813,968

		7,180,567

Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc.*	28,100	1,889,725
Nike, Inc., Class B	40,600	2,381,596

		4,271,321

Thrifts & Mortgage Finance - 0.1%
Freddie Mac	2,700	159,327
Washington Mutual, Inc.	7,697	271,781

		431,108

Wireless Telecommunication Services - 0.1%
Centennial Communications Corp.*	23,500	237,820

Total Equity Securities (Cost $245,643,254)		284,250,060

	Principal
Corporate Bonds - 19.2%	Amount

ACLC Business Loan Receivables Trust, 6.403%, 10/15/21 (e)(r)	$243,637	235,844
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	250,000	241,251
7.30%, 10/14/49 (e)	1,750,000	1,724,940
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	385,345	—
American National Red Cross, 5.567%, 11/15/17	2,000,000	2,036,560
APL Ltd., 8.00%, 1/15/24	440,000	408,100
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	1,011,588
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	2,500,000	500,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,920,000	1,869,619
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,050,000	1,185,205
BAC Capital Trust XV, 6.38%, 6/1/56 (r)	2,000,000	1,851,646
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	2,015,060
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	750,000	780,000
BF Saul, 7.50%, 3/1/14	500,000	482,500
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	320,000	308,800
CAM US Finance SA Sociedad Unipersonal, 5.506%, 2/1/10 (e)(r)	500,000	495,278
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (e)	400,000	402,284
Cardinal Health, Inc., 5.63%, 10/2/09 (e)(r)	750,000	749,815
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,267,890	1,250,854
Chesapeake Energy Corp., 6.50%, 8/15/17	350,000	341,688
Chevy Chase Bank FSB, 6.875%, 12/1/13	225,000	222,178
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	725,000	601,960
COBALT CMBS Commercial Mortgage Trust, 5.935%, 8/25/12 (r)	2,500,000	2,537,675
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	1,000,000	1,023,486
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	2,400,000	2,239,065
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,476,855
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	431,551
Discover Financial Services, 6.234%, 6/11/10 (e)(r)	2,000,000	1,934,236
Education Loan Asset-Backed Trust , 6.62%, 2/1/43 (e)(r)	1,000,000	1,000,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,100,000	1,905,676
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,001,839
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,466,640
Glitnir banki HF:
5.52%, 10/15/08 (e)(r)	1,000,000	1,000,022
5.80%, 1/21/11 (e)(r)	1,000,000	1,000,034
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,250,000	1,301,614
6.375%, 9/25/12 (e)	625,000	626,241
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	978,080
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,520,595
Great River Energy:
5.829%, 7/1/17 (e)	500,000	511,130
6.254%, 7/1/38 (e)	1,750,000	1,819,020
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,600,000	1,416,394
HRPT Properties Trust, 6.294%, 3/16/11 (r)	750,000	741,322
HSBC Finance Corp., 5.836%, 2/15/08	2,000,000	2,003,785
Impac CMB Trust:
5.401%, 5/25/35 (r)	1,272,735	1,268,676
5.451%, 8/25/35 (r)	408,772	406,881

	Principal
Corporate Bonds - 19.2%	Amount

Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,457,779
JPMorgan Chase & Co., 4.17%, 10/28/08 (r)	2,000,000	1,999,399
Leucadia National Corp.:
7.00%, 8/15/13	1,000,000	957,500
8.125%, 9/15/15	950,000	955,310
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	16,155
8.30%, 12/1/37 (e)(m)*	3,200,000	24,000
M&I Marshall & Ilsley Bank, 5.85%, 12/4/12 (r)	500,000	500,416
Meridian Funding Co. LLC, 6.023%, 6/9/08 (r)	500,000	499,834
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	559,728
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,048,970
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,487,085
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	1,000,000	950,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	907,430
Pacific Pilot Funding Ltd., 6.11%, 10/20/16 (e)(r)	978,338	978,043
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	515,250
Pioneer Natural Resources Co., 6.65%, 3/15/17	4,150,000	3,871,863
Preferred Term Securities IX Ltd., 6.11%, 4/3/33 (e)(r)	959,500	959,548
Prudential Financial, Inc., 5.853%, 6/13/08 (r)	1,500,000	1,500,305
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	924,455
Reed Elsevier Capital, Inc., 6.024%, 6/15/10 (r)	1,500,000	1,495,346
Residential Capital LLC, 6.224%, 6/9/08 (r)	6,500,000	5,963,750
Richmond County Capital Corp., 8.61%, 7/15/49 (e)(r)	1,500,000	1,505,625
Salvation Army, 5.46%, 9/1/16	140,000	139,408
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,990,108
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	365,998
Student Loan Consolidation Center, 6.60%, 3/1/42 (e)(r)	1,000,000	999,690
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	26,791,104	3,620,550
Weyerhaeuser Co., 6.21%, 9/24/09 (r)	,500,000	1,499,904
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	500,000	544,581

Total Corporate Bonds (Cost $96,151,738)		89,564,017

Municipal Obligations - 0.0%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	214,095

Total Municipal Obligations (Cost $750,000)		214,095

Taxable Municipal Obligations - 11.6%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	182,432
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	5,000,000	4,101,250
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	1,016,221
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	489,915
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	185,814
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	484,500
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,226,671
5.48%, 8/1/11	660,000	670,857
5.01%, 8/1/15	1,000,000	976,320
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	270,146
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	999,910
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,455,000	1,464,530
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,201,527
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	916,760
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	507,050
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	492,830
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	308,059
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,390,618
Illinois State Housing Development Authority MFH Revenue Bonds:
5.60%, 12/1/15	1,265,000	1,280,306
6.537%, 1/1/33	600,000	600,222
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	2,000,000	2,035,300
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,105,000	1,073,927
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	402,748
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	610,000	606,474
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,500,000	1,478,955
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	738,539
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	481,995
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,472,385
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,760,000	1,760,528
5.263%, 9/1/16	890,000	889,644
5.383%, 9/1/16	2,000,000	1,983,160
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	701,180
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,688,346
6/30/14	1,100,000	775,137
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	751,095
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	994,930
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	509,320
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	238,903
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	1,000,000	1,006,800
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,303,800
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	625,018
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	470,000	470,785
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	894,886
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,450,000	1,475,535
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	903,580

Taxable Municipal Obligations - 11.6%

Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,706,598
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.18%, 8/1/11	145,000	145,380
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	909,717
St. Paul Minnesota Sales Tax Revenue Bonds:
5.65%, 11/1/17	1,000,000	1,002,380
6.125%, 11/1/25	300,000	301,212
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,388,670
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	676,152
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	500,000	498,110
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	510,069
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	963,980

Total Taxable Municipal Obligations (Cost $54,574,248)		54,131,176

U.S. Treasury - 2.7%
| |
United States Treasury Bonds, 4.75%, 2/15/37	380,000	374,597
United States Treasury Notes:
4.50%, 4/30/12	3,370,000	3,410,545
4.125%, 8/31/12	2,375,000	2,364,238
4.75%, 8/15/17	6,475,000	6,562,008

Total U.S. Treasury (Cost $12,598,302)		12,711,388

U.S. Government Agencies and Instrumentalities - 6.0%

Fannie Mae, 5.50%, 12/25/16	876,075	874,398
Federal Home Loan Bank:
Discount Notes, 10/1/07	14,000,000	14,000,000
5.00%, 10/26/07	3,000,000	3,000,065
0.00%, 12/28/07 (r)	1,000,000	970,000
Freddie Mac, 5.125%, 12/15/13	6,922,766	6,886,543
Small Business Administration:
5.038%, 3/10/15	931,641	918,350
4.94%, 8/10/15	1,348,307	1,329,377

Total U.S. Government Agencies and Instrumentalities (Cost $28,057,542)		27,978,733

TOTAL INVESTMENTS (Cost $437,775,084) - 100.3%		468,849,469
Other assets and liabilities, net — (0.3%)		(1,525,270)

NET ASSETS - 100%		$467,324,199

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
2 Year U.S. Treasury Notes	120	12/07	$24,845,625	($9,555)
10 Year U.S. Treasury Notes	100	12/07	10,928,125	($26,713)

Total Purchased				($36,268)

Sold:
U.S. Treasury Bonds	125	12/07	$13,917,969	$34,219

Total Sold				$34,219

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per conditions of the Supplemental Indenture until October 31, 2007. At September 30, 2007 accumulated deferred interest totaled $250,425 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest. Subsequent to period end, the conditions of the Supplemental Indenture have been extended.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August 2006, February 2007, and August 2007. This security is no longer accruing interest. During the period, $113,987 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankuptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $3,914 of accrued interest was written off.

*	Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 96.7%	Shares	Value

Air Freight & Logistics - 1.6%
Pacer International, Inc.	48,700	$927,735

Beverages - 4.1%
Hansen Natural Corp.*	41,100	2,329,548

Capital Markets - 4.8%
Affiliated Managers Group, Inc.*	14,000	1,785,140
Federated Investors, Inc., Class B	24,600	976,620

		2,761,760

Chemicals - 3.0%
Praxair, Inc.	20,500	1,717,080

Commercial Services & Supplies - 0.4%
Watson Wyatt Worldwide, Inc.	4,920	221,105

Consumer Finance - 2.2%
First Marblehead Corp.	33,300	1,263,069

Diversified Consumer Services - 4.5%
Strayer Education, Inc.	15,300	2,580,039

Electrical Equipment - 3.1%
Genlyte Group, Inc.*	17,810	1,144,471
Middleby Corp.*	9,300	600,222

		1,744,693

Electronic Equipment & Instruments - 12.0%
Amphenol Corp.	41,900	1,665,944
Daktronics, Inc.	44,500	1,211,290
Itron, Inc.*	17,385	1,618,022
Mettler-Toledo International, Inc.*	7,300	744,600
Rofin-Sinar Technologies, Inc.*	23,300	1,635,893

		6,875,749

Energy Equipment & Services - 4.1%
Superior Energy Services, Inc*	66,215	2,346,660

Gas Utilities - 4.4%
Energen Corp.	20,800	1,188,096
Oneok, Inc.	27,800	1,317,720

		2,505,816

EQUITY SECURITIES - 96.7%	Shares	Value

Health Care Equipment & Supplies - 2.7%
Hospira, Inc.*	36,700	1,521,215

Health Care Providers & Services - 8.7%
Coventry Health Care, Inc.*	27,950	1,738,769
DaVita, Inc.*	27,400	1,731,132
Laboratory Corp. of America Holdings, Inc.*	19,500	1,525,485

		4,995,386

Household Products - 1.8%
Church & Dwight Co., Inc.	22,400	1,053,696

Insurance - 1.1%
Ambac Financial Group, Inc.	9,500	597,645

IT Services - 4.7%
Fiserv, Inc.*	24,000	1,220,640
Global Payments, Inc.	33,600	1,485,792

		2,706,432

Life Sciences - Tools & Services - 5.9%
Dionex Corp.*	25,500	2,026,230
Millipore Corp.*	17,900	1,356,820

		3,383,050

Machinery - 2.8%
Donaldson Co., Inc.	38,500	1,607,760

Media - 2.6%
Meredith Corp.	26,000	1,489,800

Metals & Mining - 2.6%
Reliance Steel & Aluminum Co.	26,000	1,470,040

Office Electronics - 1.9%
Xerox Corp.*	63,700	1,104,558

Oil, Gas & Consumable Fuels - 2.5%
St Mary Land & Exploration Co.	39,800	1,419,666

Pharmaceuticals - 2.5%
Endo Pharmaceuticals Holdings, Inc.*	45,600	1,414,056

Software - 6.0%
ANSYS, Inc.*	40,820	1,394,819
FactSet Research Systems, Inc.	29,800	2,042,790

		3,437,609

EQUITY SECURITIES - 96.7%	Shares	Value

Specialty Retail - 3.8%
Group 1 Automotive, Inc.	27,900	936,603
Ross Stores, Inc.	47,900	1,228,156

		2,164,759

Thrifts & Mortgage Finance - 1.0%
FirstFed Financial Corp.*	12,000	594,600

Trading Companies & Distributors - 1.9%
WESCO International, Inc.*	25,210	1,082,517

Total Equity Securities (Cost $47,733,128)		55,316,043

	Principal
U.S. Government Agencies and Instrumentalities - 1.8%	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$1,000,000	1,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,000,000)		1,000,000

TOTAL INVESTMENTS (Cost $48,733,128) - 98.5%		56,316,043
Other assets and liabilities, net - 1.5%		856,139

NET ASSETS - 100%		$57,172,182

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 98.3%	Shares	Value

Australia - 2.8%
Amcor Ltd.	4,295	$28,063
Australia & New Zealand Banking Group Ltd.	10,706	281,513
CSL Ltd.	99	9,405
OneSteel Ltd.	13,299	81,242
Origin Energy Ltd.	5,070	46,234
Santos Ltd.	25,916	345,318

		791,775

Austria - 2.9%
Voestalpine AG	9,304	801,642

Belgium - 2.8%
Delhaize Group	3,525	336,796
Dexia SA	12,252	369,998
KBC Groep NV	466	63,924

		770,718

Canada - 4.9%
EnCana Corp.	2,400	148,171
Magna International, Inc.	400	38,528
Research In Motion Ltd.*	2,700	266,085
Teck Cominco Ltd., Class B	19,262	913,067

		1,365,851

Finland - 2.7%
Kesko Oyj, Class B	1,500	99,362
Metso Oyj	3,489	239,600
Nokia Oyj	150	5,686
Rautaruukki Oyj	5,556	335,650
Stora Enso Oyj, Class R	3,959	76,891

		757,189

France - 11.5%
Air France-KLM	12,295	450,486
BNP Paribas SA	8,573	935,390
Business Objects SA*	2,881	128,211
Cap Gemini SA	1,348	82,835
CNP Assurances SA	255	32,525
Credit Agricole SA	11,724	450,901
France Telecom SA	3,856	128,783
Lafarge SA	453	69,979
Sanofi-Aventis	916	77,335
Societe Generale Groupe	5,198	869,716

		3,226,161

EQUITY SECURITIES - 98.3%	Shares	Value

Germany - 9.1%
Allianz SE	479	111,589
Beiersdorf AG	639	47,716
Commerzbank AG	1,972	79,600
Epcos AG	258	5,044
Muenchener Rueckversicherungs AG	4,867	932,595
ProSiebenSat.1 Media AG, Preferred	630	19,742
Suedzucker AG	579	11,599
United Internet AG	3,384	75,971
Volkswagen AG:
Ordinary	5,552	1,251,172
Non-Voting Preferred	149	20,443

		2,555,471

Greece - 0.3%
National Bank of Greece SA	1,430	90,883

Hong Kong - 0.1%
VTech Holdings Ltd.	3,000	22,184

Italy - 0.5%
Banca Popolare di Milano SCRL	582	8,573
Indesit Co. SpA	7,792	133,941

		142,514

Japan - 17.0%
Aisin Seiki Co. Ltd.	800	31,936
Alps Electric Co. Ltd.	2,300	27,645
Amada Co. Ltd.	2,000	22,334
Astellas Pharma, Inc.	2,100	100,635
Brother Industries Ltd.	9,943	127,120
Central Japan Railway Co.	45	477,474
Chuo Mitsui Trust Holdings, Inc.	2,000	15,585
Hino Motors Ltd.	17,000	129,814
Kawasaki Kisen Kaisha Ltd.	3,000	44,016
KDDI Corp.	39	288,989
Mazda Motor Corp.	933	4,715
Millea Holdings, Inc.	3,600	144,651
Mitsubishi Chemical Holdings Corp.	29,500	256,566
Mitsui OSK Lines Ltd.	18,000	291,338
Mitsumi Electric Co. Ltd.	3,300	134,606
Nichirei Corp.	3,000	13,750
Nikon Corp.	22,000	755,784
Nintendo Co. Ltd.	2,000	1,040,181
Nisshin Steel Co. Ltd.	97,000	436,998
NTT Data Corp.	6	26,718
Olympus Corp.	2,000	82,101
Saizeriya Co. Ltd.	900	13,588
Santen Pharmaceutical Co. Ltd.	200	5,001
Sony Corp.	2,400	116,264
Sumitomo Electric Industries Ltd.	7,700	122,552
Tokyo Electron Ltd.	64	4,052
Toyo Seikan Kaisha Ltd.	2,100	39,542
Yamaha Motor Co. Ltd.	400	10,193

		4,764,148

EQUITY SECURITIES - 98.3%	Shares	Value

Mexico - 0.2%
Grupo Financiero Banorte SAB de CV	11,300	44,755
Telefonos de Mexico SAB de CV	11,200	18,369

		63,124

Netherlands - 4.6%
ASML Holding NV*	4,344	143,599
Hunter Douglas NV	698	62,522
ING Groep NV (CVA)	23,064	1,020,827
Oce NV	2,219	46,504

		1,273,452

Norway - 1.6%
Orkla ASA	5,450	96,971
Petroleum Geo-Services ASA	11,750	337,587

		434,558

Portugal - 0.0%
Portugal Telecom SGPS SA	263	3,676

Russia - 1.8%
Mobile Telesystems OJSC (ADR)	2,196	152,205
Vimpel-Communications (ADR)	12,800	346,112

		498,317

Singapore - 0.3%
Neptune Orient Lines Ltd.	5,000	17,854
Singapore Exchange Ltd.	7,415	64,443

		82,297

South Africa - 1.2%
ABSA Group Ltd.	626	11,369
BIDVest Group Ltd.	1,699	33,442
FirstRand Ltd.	14,889	47,806
Investec Ltd.	2,196	23,607
MTN Group Ltd.	1,397	21,210
Pick’n Pay Stores Ltd.	1,919	9,926
Spar Group Ltd.	2,000	16,014
Telkom South Africa Ltd.	5,116	128,961
Tiger Brands Ltd.	1,142	30,172
VenFin Ltd.	2,900	10,491

		332,998

South Korea - 3.2%
Kookmin Bank (ADR)	1,400	114,786
KT Corp. (ADR)	30,700	769,035

		883,821

EQUITY SECURITIES - 98.3%	Shares	Value

Spain - 4.2%
Banco Bilbao Vizcaya Argentaria SA	11,470	268,104
Iberia Lineas Aereas de Espana SA	8,029	39,041
Repsol YPF SA	24,604	876,298

		1,183,443

Sweden - 1.9%
Nordea Bank AB	500	8,671
SAS AB*	700	12,486
Skandinaviska Enskilda Banken AB	4,200	135,881
SKF AB, Class B	2,453	51,424
SSAB Svenskt Stal AB	9,038	332,880

		541,342

Switzerland - 2.6%
Baloise Holding AG	264	26,641
Credit Suisse Group	1,699	112,505
Geberit AG	384	50,099
Roche Holding AG	647	117,001
Swatch Group AG	370	121,078
Swiss Re	80	7,107
Zurich Financial Services AG	939	280,932

		715,363

Taiwan - 0.4%
United Microelectronics Corp. (ADR)	31,200	112,008

United Kingdom - 17.3%
3i Group plc	6,648	135,123
Aegis Group plc	25,931	66,080
Aviva plc	12,670	190,106
Barclays plc	15,012	182,248
Barratt Developments plc	659	10,049
BG Group plc	1,441	24,853
British Airways plc*	39,659	309,861
British Land Co. plc	4,271	102,047
BT Group plc	154,399	966,329
Centrica plc	32,520	252,259
Compass Group plc	7,465	45,960
De La Rue plc	727	10,819
GlaxoSmithKline plc	874	23,110
Hays plc	16,302	44,201
HBOS plc	13,712	255,639
Home Retail Group plc	6,771	51,453
IMI plc	2,883	31,415
International Power plc	3,966	36,485
Invensys plc*	4,068	25,730
Invesco plc	6,986	94,211
J Sainsbury plc	8,718	102,639

EQUITY SECURITIES - 98.3%	Shares	Value

Legal & General Group plc	30,845	84,010
Lloyds TSB Group plc	7,692	85,071
Man Group plc	24,126	272,236
Marks & Spencer Group plc	1,356	17,015
Michael Page International plc	1,242	10,444
Mondi plc	9,094	86,209
Next plc	10,227	409,479
Northern Foods plc	22,560	44,957
Persimmon plc	1,872	36,790
Prudential plc	2,115	32,403
Reckitt Benckiser plc	757	44,322
Royal Bank of Scotland Group plc	41,967	449,169
Scottish & Southern Energy plc	3,072	94,630
Tate & Lyle plc	12,269	100,674
Tesco plc	2,727	24,420
Whitbread plc	2,107	69,672

		4,822,118

United States - 4.4%
Alberto-Culver Co.	3,600	89,244
Big Lots, Inc.*	1,600	47,744
Chubb Corp.	300	16,092
Continental Airlines, Inc., Class B*	7,300	241,119
Cummins, Inc.	1,200	153,468
Idearc, Inc.	1,700	53,499
Integrated Device Technology, Inc.*	1,800	27,864
InterDigital, Inc.*	300	6,234
Olympic Steel, Inc.	300	8,148
Parker Hannifin Corp.	200	22,366
Reliance Steel & Aluminum Co.	100	5,654
Robbins & Myers, Inc.	200	11,458
Sotheby’s	1,000	47,790
Tempur-Pedic International, Inc.	562	20,092
Terex Corp.*	2,600	231,452
Tidewater, Inc.	2,500	157,100
WellCare Health Plans, Inc.*	600	63,258
WR Berkley Corp.	1,200	35,556

		1,238,138

Total Equity Securities (Cost $22,836,143)		27,473,191

TOTAL INVESTMENTS (Cost $22,836,143) - 98.3%		27,473,191
Other assets and liabilities, net - 1.7%		488,116

NET ASSETS - 100%		$27,961,307

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
Corporate Bonds - 58.8%	Amount	Value

AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	$100,000	$107,875
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	337,752
7.30%, 10/14/49 (e)	300,000	295,704
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	96,336	—
American Home Mortgage Assets, 2.289%, 5/25/46	1,070,897	46,852
American National Red Cross, 5.422%, 11/15/13	335,000	340,940
Anadarko Petroleum Corp., 6.094%, 9/15/09 (r)	250,000	248,562
APL Ltd., 8.00%, 1/15/24	175,000	162,312
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	528,218
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	650,000	130,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	250,000	282,192
BAC Capital Trust XV, 6.38%, 6/1/56 (r)	100,000	92,582
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	435,589	459,137
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	300,000	302,259
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	575,000	598,000
Bear Stearns Co’s, Inc.:
6.75%, 12/15/07	100,000	100,205
5.76%, 7/19/10 (r)	400,000	389,248
6.08%, 10/28/14 (r)	450,000	414,666
BF Saul, 7.50%, 3/1/14	200,000	193,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to, 6.613%, 12/15/55 (r)	1,575,000	1,395,546
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	300,000	296,818
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	500,000	479,450
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	120,000	115,800
Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	400,000	400,543
Capmark Financial Group, Inc., 6.03%, 5/10/10 (e)(r)	300,000	280,062
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	204,746
Chase Funding Mortgage Loan, 4.045%, 5/25/33	213,513	210,644
Chesapeake Energy Corp., 6.50%, 8/15/17	100,000	97,625
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	246,865
CIT Group, Inc. 3.65%, 11/23/07	100,000	99,436
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	320,000	265,693
Citigroup, Inc.:
6.50%, 1/18/11	600,000	626,618
5.125%, 2/14/11	200,000	199,616
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	400,000	398,219
COBALT CMBS Commercial Mortgage Trust, 5.935%, 8/25/12 (r)	3,000,000	3,045,210
Comcast Corp, 5.66%, 7/14/09 (r)	140,000	139,359
Countrywide Asset-Backed Certificates, 5.581%, 11/25/34 (r)	89,171	88,364
Countrywide Financial Corp., 5.44%, 10/31/07 (r)	300,000	297,375

	Principal
Corporate Bonds - 58.8%	Amount	Value

Credit Agricole SA/London, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	1,000,000	932,944
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	248,347
5.245%, 11/15/36 (e)	400,000	399,576
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	107,888
Discover Financial Services, 6.234%, 6/11/10 (e)(r)	600,000	580,271
Dominion Resources, Inc., STEP, 5.687%, 5/15/08 (r)	200,000	199,898
Duke Energy Indiana, Inc., 7.85%, 10/15/07	350,000	350,289
Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	251,522
Education Loan Asset-Backed Trust , 6.62%, 2/1/43 (e)(r)	200,000	200,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	850,000	771,345
FMG Finance Pty Ltd., 9.621%, 9/1/11 (e)(r)	700,000	729,750
Ford Motor Credit Co. LLC:
8.359%, 11/2/07 (r)	500,000	499,938
9.81%, 4/15/12 (r)	1,300,000	1,342,391
Fort Knox Military Housing , 5.815%, 2/15/52 (e)	250,000	244,440
GE Dealer Floorplan Master Note Trust, 5.506%, 4/20/11 (r)	100,000	99,343
General Motors Acceptance Corp. LLC:
5.125%, 5/9/08	200,000	197,649
6.36%, 9/23/08 (r)	250,000	246,215
Glitnir banki HF:
5.52%, 10/15/08 (e)(r)	400,000	400,009
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	100,000	104,129
6.375%, 9/25/12 (e)	850,000	851,688
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	100,000	97,808
Trust III, 5.361%, 2/15/36 (e)	250,000	250,565
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	354,805
GMAC LLC:
6.125%, 1/22/08	500,000	499,785
6.808%, 5/15/09 (r)	700,000	666,206
Golden Securities Corp., 5.965%, 12/2/13 (e)(r)	47,710	47,653
Great River Energy:
5.829%, 7/1/17 (e)	300,000	306,678
6.254%, 7/1/38 (e)	400,000	415,776
GS Auto Loan Trust, 2.65%, 5/16/11	67,943	67,499
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to, 6.657%, 5/29/49 (e)(r)	150,000	136,038
6.413% to 10/1/35, floating rate thereafter to, 6.413%, 9/29/49 (e)(r)	500,000	442,623
Health Care Property Investors, Inc., 6.144%, 9/15/08 (r)	200,000	199,160
HRPT Properties Trust, 6.294%, 3/16/11 (r)	250,000	247,107
HSBC Finance Corp., 5.836%, 2/15/08	200,000	200,378
Impac CMB Trust:
5.441%, 4/25/35 (r)	139,898	139,270
5.401%, 5/25/35 (r)	31,818	31,717
5.451%, 8/25/35 (r)	122,631	122,064
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	405,000	398,160
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	437,788
6.015%, 2/15/28	285,000	282,471
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	197,929

	Principal
Corporate Bonds - 58.8%	Amount	Value

JPMorgan Chase & Co.:
6.375%, 4/1/08	830,000	837,142
4.17%, 10/28/08 (r)	625,000	624,812
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	400,000	409,926
Lehman Brothers Holdings, Inc., 4.24%, 9/8/08 (r)	100,000	99,547
Leucadia National Corp., 8.125%, 9/15/15	800,000	804,472
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	315
8.30%, 12/1/37 (e)(m)*	100,000	750
M&I Marshall & Ilsley Bank, 5.85%, 12/4/12 (r)	300,000	300,249
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	183,476
Meridian Funding Co. LLC:
6.023%, 6/9/08 (r)	125,000	124,958
5.56%, 10/6/08 (e)(r)	48,073	47,361
Merrill Lynch & Co, Inc., 5.665%, 8/14/09 (r)	250,000	247,686
Merrill Lynch & Co., Inc., 5.82%, 1/15/15 (r)	400,000	386,143
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	71,069
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	600,000	594,834
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	250,000	237,500
Pacific Pilot Funding Ltd., 6.11%, 10/20/16 (e)(r)	97,834	97,804
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	206,100
Pepco Holdings, Inc., 5.246%, 6/1/10 (r)	160,000	159,602
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,300,000	1,212,873
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	200,000	201,160
Puget Energy, Inc., 7.02%, 12/1/27	377,000	417,351
Reed Elsevier Capital, Inc., 6.024%, 6/15/10 (r)	300,000	299,069
Residential Capital LLC, 6.224%, 6/9/08 (r)	2,400,000	2,202,000
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	300,000	301,125
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	507,971
Southern California Edison Co., 5.75%, 4/1/35	90,000	85,586
SouthTrust Bank, 6.565%, 12/15/27	899,000	932,089
Sovereign Bancorp, 5.901%, 3/1/09 (r)	100,000	99,861
Sovereign Bank:
4.00%, 2/1/08	150,000	149,258
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	200,000	198,813
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	336,000	302,585
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	63,757
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	191,899
2/15/45 (e)	8,766,897	1,184,758
Toyota Auto Receivables Owner Trust, 2.79%, 1/15/10	34,762	34,730
TXU Energy Co. LLC, 6.194%, 9/16/08 (e)(r)	500,000	500,463
Union Pacific Corp., 8.02%, 7/2/12	175,656	186,604
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	192,950
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	100,000	116,760
Wachovia Bank NA, 5.40%, 3/23/09 (r)	250,000	250,021
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	200,000	217,832
World Financial Network, Credit Card Master Note Trust,, 6.113%, 5/15/12 (r)	100,000	100,157
Xstrata Finance Dubai Ltd., 5.85%, 11/13/09 (e)(r)	80,000	79,620

Total Corporate Bonds (Cost $44,763,381)		43,682,937

Taxable Municipal Obligations - 23.4%

Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	125,225
5.21%, 3/1/13	140,000	139,765
Alabaster Alabama GO Bonds, 5.36%, 4/1/18	250,000	243,925

400,000 362,428
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	241,957
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	120,911
5.30%, 9/1/11	135,000	135,882
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	146,974
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	199,982
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	195,000	196,277
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	304,320
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	902,400
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	194,198
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	147,408
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	250,000	254,413
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	59,141
12/1/26	180,000	55,042
6/15/27	180,000	53,143
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	635,000	635,025
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	193,350
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	455,000	450,145
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	84,816
8/15/20	365,000	170,086
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	201,374
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	452,089
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	285,000	282,495
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	300,000	295,791
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	200,000	200,612
5.60%, 1/1/26	100,000	94,634
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	750,000	752,265
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	240,997
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	166,648
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	202,296
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	700,000	693,252
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	98,860
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	192,684
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	502,311
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	144,194
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	278,520

Taxable Municipal Obligations - 23.4%

Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	474,414
6/30/16	275,000	171,229
6/30/18	100,000	54,864
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	130,000	130,963
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	181,051
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	1,000,000	976,080
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	250,000	251,700
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	69,296
8/1/23	185,000	68,824
8/1/24	200,000	69,902
8/1/25	215,000	70,597
8/1/26	230,000	70,953
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	100,000	97,879
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	201,098
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	400,000	401,004
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	157,072
8/1/15	251,000	164,784
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	180,716
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	147,515
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	505,000	509,338
Sonoma County California PO Bonds, 6.625%, 6/1/13	225,000	236,486
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	200,000	204,286
University of Central Florida COPs, 5.125%, 10/1/20	250,000	237,360
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	498,665
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	231,445
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,616
5.41%, 6/1/12	80,000	80,722
6.05%, 6/1/26	750,000	750,428
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	452,948

Total Taxable Municipal Obligations (Cost $17,517,680)		17,417,980

U.S. Government Agencies and Instrumentalities - 7.9%

Fannie Mae:
2.50%, 7/2/08	70,000	68,733
5.50%, 12/25/16	219,019	218,599
Federal Home Loan Bank, STEP, 5.00%, 10/26/07 (r)	400,000	400,009
Federal Home Loan Bank Discount Notes, 10/1/07	3,300,000	3,300,000
Freddie Mac, 5.125%, 12/15/13	1,195,750	1,189,494
New Valley Generation I, 7.299%, 3/15/19	398,772	448,667
New Valley Generation V, 4.929%, 1/15/21	242,172	236,264

Total U.S. Government Agencies and Instrumentalities (Cost $5,863,606)		5,861,766

U.S. Treasury - 6.9%

United States Treasury Bonds, 4.75%, 2/15/37	145,000	142,938
United States Treasury Notes:
4.125%, 8/31/12	144,000	143,347
4.50%, 11/15/15	270,000	270,338
4.50%, 2/15/16	4,000,000	3,999,375
4.75%, 8/15/17	550,000	557,391

Total U.S. Treasury (Cost $4,938,270)		5,113,389

Equity Securities - 1.0%	Shares

Conseco, Inc. *	6,301	100,816
First Republic Preferred Capital Corp., Preferred (e)	300	330,219
Roslyn Real Estate Asset Corp., Preferred	1	100,844
WoodBourne Pass-Through Trust, Preferred (e)	2	200,875

Total Equity Securities (Cost $719,983)		732,754

TOTAL INVESTMENTS (Cost $73,802,920) - 98.0%		72,808,826
Other assets and liabilities, net - 2.0%		1,454,698

NET ASSETS - 100%		$74,263,524

	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	30	12/07	$6,211,406	($2,389)

Total Purchased				($2,389)

Sold:
U.S. Treasury Bonds	31	12/07	$3,451,656	$9,922

Total Sold				$9,922

* Non-income producing security.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006, February 2007 and August 2007. This security is no longer accruing interest. During the period, $27,518 of accrued interest was written off.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $979 of accrued interest was written off.

Abbreviations:

COPs: Certificates of Participation

FSB: Federal Savings Bank

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

PO: Pension obligation

REIT: Real Estate Investment Trust

SO: Special Obligation

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Biotechnology - 3.0%
Amgen, Inc.*	2,000	$113,140
Novartis AG (ADR)	3,900	214,344

		327,484

Capital Markets - 7.0%
A.G. Edwards, Inc.	1,400	117,250
Bank of New York Mellon Corp.	5,588	246,654
Charles Schwab Corp.	4,000	86,400
Goldman Sachs Group, Inc.	600	130,044
SEI Investments Co.	7,000	190,960

		771,308

Chemicals - 3.8%
Air Products & Chemicals, Inc.	3,000	293,280
Ecolab, Inc.	2,700	127,440

		420,720

Commercial Banks - 2.1%
Synovus Financial Corp.	3,500	98,175
Wachovia Corp.	2,700	135,405

		233,580

Communications Equipment - 7.0%
Cisco Systems, Inc.*	16,000	529,760
Nokia Oyj (ADR)	6,300	238,959

		768,719

Computers & Peripherals - 2.4%
Apple, Inc.*	900	138,186
Network Appliance, Inc.*	4,900	131,859

		270,045

Consumer Finance - 1.7%
American Express Co.	3,200	189,984

Electrical Equipment - 5.6%
Cooper Industries Ltd.	6,300	321,867
Emerson Electric Co.	5,500	292,710

		614,577

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Electronic Equipment & Instruments - 1.0%
CDW Corp.	1,300	113,360

Energy Equipment & Services - 4.3%
FMC Technologies, Inc.*	8,200	472,812

Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	2,800	171,836
SYSCO Corp.	3,200	113,888
Walgreen Co.	6,000	283,440

		569,164

Gas Utilities - 2.1%
Questar Corp.	4,400	231,132

Health Care Equipment & Supplies - 11.4%
Medtronic, Inc.	6,800	383,588
Respironics, Inc.*	4,700	225,741
St. Jude Medical, Inc.*	5,400	237,978
Stryker Corp.	3,300	226,908
Varian Medical Systems, Inc.*	4,400	184,316

		1,258,531

Household Products - 6.3%
Colgate-Palmolive Co.	4,700	335,204
Procter & Gamble Co.	5,200	365,768

		700,972

Insurance - 4.1%
Aflac, Inc.	5,500	313,720
American International Group, Inc.	2,000	135,300

		449,020

Internet Software & Services - 1.3%
eBay, Inc.*	3,600	140,472

IT Services - 3.8%
Automatic Data Processing, Inc.	2,800	128,604
Cognizant Technology Solutions Corp.*	2,400	191,448
Fiserv, Inc.*	1,900	96,634

		416,686

Machinery - 3.5%
Deere & Co.	600	89,052
Dover Corp.	5,900	300,605

		389,657

Multiline Retail - 5.3%
Kohl’s Corp.*	5,800	332,514
Target Corp.	3,900	247,923

		580,437

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Office Electronics - 1.5%
Zebra Technologies Corp.*	4,700	171,503

Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	2,300	166,359

Pharmaceuticals - 1.0%
Johnson & Johnson	1,700	111,690

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	6,500	168,090
Texas Instruments, Inc.	7,100	259,789

		427,879

Software - 3.9%
Citrix Systems, Inc.*	2,800	112,896
Microsoft Corp.	10,900	321,114

		434,010

Specialty Retail - 3.1%
Bed Bath & Beyond, Inc.*	3,900	133,068
Staples, Inc.	9,600	206,304

		339,372

Total Equity Securities (Cost $8,141,737)		10,569,473

TOTAL INVESTMENTS (Cost $8,141,737) - 95.8%		10,569,473
Other assets and liabilities, net - 4.2%		460,132

NET ASSETS - 100%		$11,029,605

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of thirteen separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
On September 27, 2007, the net assets of the Calvert Variable Series, Inc. Social Small Cap Portfolio (“Small Cap Portfolio”) merged into the Calvert Variable Series, Inc. Social Mid Cap Portfolio (“Mid Cap Portfolio”). The merger was accomplished by a tax-free exchange of 257,722 shares of the Mid Cap Portfolio (valued at $8,151,735) for 499,408 shares of the Small Cap Portfolio outstanding at September 27, 2007. The Small Cap Portfolio’s net assets as of September 27, 2007, including $1,386,431 of unrealized appreciation, were combined with those of the Mid Cap Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.

Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of September 30, 2007:

		% of Net
	Total Investments	Assets

Balanced	$950,000	0.2%
Income	237,500	0.3%
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2007, and net realized capital loss carryforwards as of December 31, 2006 with expiration dates:

			INTERNATIONAL
	EQUITY	MID CAP	EQUITY

Federal income tax cost	$8,153,944	$48,752,416	$22,871,400

Unrealized appreciation	2,471,029	9,754,777	5,111,680

Unrealized (depreciation)	(55,500)	(2,191,150)	(509,889)

Net appreciation (depreciation)	$2,415,529	$7,563,627	$4,601,791

	BALANCED	INCOME

Federal income tax cost	$438,883,227	$73,881,173

Unrealized appreciation	47,774,727	600,285

Unrealized (depreciation)	(17,808,485)	(1,672,632)

Net appreciation (depreciation)	$29,966,242	($1,072,347)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	EQUITY
|
31-Dec-08	$4,775
31-Dec-10	217,532

$222,307

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 96.8%	Shares	Value

Airlines - 1.5%
JetBlue Airways Corp.*	176,800	$1,630,096

Biotechnology - 2.4%
Genentech, Inc.*	33,800	2,637,076

Capital Markets - 5.7%
Blackstone Group LP*	81,700	2,049,036
Charles Schwab Corp.	98,800	2,134,080
UBS AG	38,800	2,066,100

		6,249,216

Chemicals - 2.9%
Air Products & Chemicals, Inc.	33,000	3,226,080

Commercial Banks - 3.0%
Wachovia Corp.	65,300	3,274,795

Communications Equipment - 5.1%
Corning, Inc.	89,500	2,206,175
Motorola, Inc.	182,800	3,387,284

		5,593,459

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	—

Computers & Peripherals - 1.5%
Dell, Inc.*	60,100	1,658,760

Diversified Financial Services - 5.9%
Citigroup, Inc.	65,600	3,061,552
CME Group, Inc.	5,750	3,377,263

		6,438,815

Diversified Telecommunication Services - 3.9%
Chunghwa Telecom Co. Ltd. (ADR)	123,127	2,275,391
Level 3 Communications, Inc.*	440,800	2,049,720

		4,325,111

Electric Utilities - 3.0%
Entergy Corp.	30,700	3,324,503

Food & Staples Retailing - 2.2%
Rite Aid Corp.*	514,100	2,375,142

EQUITY SECURITIES - 96.8%	Shares	Value

Food Products - 2.3%
Kraft Foods, Inc.	72,900	2,515,779

Health Care Equipment & Supplies - 3.8%
Cytyc Corp.*	46,585	2,219,775
Varian Medical Systems, Inc.*	46,300	1,939,507

		4,159,282

Health Care Providers & Services - 3.8%
WellPoint, Inc.*	52,250	4,123,570

Health Care Technology - 1.1%
Eclipsys Corp.*	52,145	1,216,021

Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp.*	31,900	4,256,098

Industrial Conglomerates - 2.7%
General Electric Co.	72,000	2,980,800

Insurance - 5.3%
Allstate Corp.	51,800	2,962,442
American International Group, Inc.	43,100	2,915,715

		5,878,157

Internet Software & Services - 2.1%
Google, Inc.*	4,051	2,298,011

Media - 6.3%
Comcast Corp.Special Class A*	154,150	3,693,434
DIRECTV Group, Inc.*	133,400	3,238,952

		6,932,386

Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc.	33,310	3,493,886

Oil, Gas & Consumable Fuels - 5.6%
Apache Corp.	38,400	3,458,304
ConocoPhillips	31,300	2,747,201

		6,205,505

Pharmaceuticals - 3.6%
Roche Holding AG (ADR)	20,100	1,809,000
Teva Pharmaceutical Industries Ltd. (ADR)	48,100	2,139,007

		3,948,007

Road & Rail - 3.0%
Hertz Global Holdings, Inc.*	143,450	3,259,184

EQUITY SECURITIES - 96.8%	Shares	Value

Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp.	126,100	3,260,946
ON Semiconductor Corp.*	91,000	1,142,960

		4,403,906

Software - 1.8%
Microsoft Corp.	68,700	2,023,902

Thrifts & Mortgage Finance - 2.8%
Freddie Mac	52,622	3,105,224

Wireless Telecommunication Services - 4.4%
China Mobile Ltd. (ADR)	30,400	2,494,016
Crown Castle International Corp.*	58,650	2,382,949

		4,876,965

Total Equity Securities (Cost $93,338,453)		106,409,736

	Principal
U.S. Government Agencies and Instrumentalities - 2.6%	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$2,800,000	2,800,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,800,000)		2,800,000

TOTAL INVESTMENTS (Cost $96,138,453) - 99.4%		109,209,736
Other assets and liabilities, net - 0.6%		677,625

NET ASSETS - 100%		$109,887,361

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 96.8%	Shares	Value

Air Freight & Logistics - 1.7%
FedEx Corp.	22,300	$2,335,925

Airlines - 2.0%
Southwest Airlines Co.	189,100	2,798,680

Automobiles - 2.0%
Honda Motor Co. Ltd. (ADR)	83,800	2,795,568

Capital Markets - 7.1%
AllianceBernstein Holding LP	30,200	2,659,714
Bank of New York Mellon Corp.	46,509	2,052,907
Legg Mason, Inc.	36,700	3,093,443
Morgan Stanley	29,900	1,883,700

		9,689,764

Chemicals - 1.9%
Dow Chemical Co.	62,200	2,678,332

Commercial Banks - 1.6%
Wells Fargo & Co.	61,100	2,176,382

Communications Equipment - 5.2%
Cisco Systems, Inc.*	60,900	2,016,399
Motorola, Inc.	187,100	3,466,963
Nokia Oyj (ADR)	43,900	1,665,127

		7,148,489

Computers & Peripherals - 1.2%
International Business Machines Corp.	13,800	1,625,640

Consumer Finance - 1.8%
Capital One Financial Corp.	20,100	1,335,243
Discover Financial Services*	56,550	1,176,240

		2,511,483

Diversified Financial Services - 6.8%
Bank of America Corp.	65,900	3,312,793
Citigroup, Inc.	71,500	3,336,905
JPMorgan Chase & Co.	58,600	2,685,052

		9,334,750

EQUITY SECURITIES - 96.8%	Shares	Value

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	64,400	2,724,764
Citizens Communications Co.	98,900	1,416,248
Verizon Communications, Inc.	50,800	2,249,424

		6,390,436

Electric Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	41,150	1,457,945

Electric Utilities - 4.3%
Duke Energy Corp.	140,100	2,618,469
Southern Co.	90,100	3,268,828

		5,887,297

Energy Equipment & Services - 1.2%
Nabors Industries Ltd.*	53,400	1,643,118

Food & Staples Retailing - 4.0%
CVS Caremark Corp.	55,800	2,211,354
Wal-Mart Stores, Inc.	76,100	3,321,765

		5,533,119

Food Products - 3.1%
Kraft Foods, Inc.	76,100	2,626,211
Unilever NV	53,400	1,647,390

		4,273,601

Health Care Equipment & Supplies - 1.1%
Covidien Ltd.*	34,950	1,450,425

Health Care Providers & Services - 3.5%
UnitedHealth Group, Inc.	54,100	2,620,063
WellPoint, Inc.*	27,400	2,162,408

		4,782,471

Household Durables - 1.3%
Sony Corp. (ADR)	35,900	1,725,354

Industrial Conglomerates - 3.0%
3M Co.	25,900	2,423,722
Tyco International Ltd.	37,050	1,642,797

		4,066,519

Insurance - 7.4%
Allstate Corp.	43,100	2,464,889
Genworth Financial, Inc.	88,300	2,713,459
Hartford Financial Services Group, Inc.	23,000	2,128,650
MetLife, Inc.	20,900	1,457,357
Travelers Co.’s, Inc.	28,000	1,409,520

		10,173,875

EQUITY SECURITIES - 96.8%	Shares	Value

Machinery - 2.4%
Caterpillar, Inc.	23,000	1,803,890
Ingersoll-Rand Co. Ltd.	26,300	1,432,561

		3,236,451

Media - 6.5%
CBS Corp., Class B	56,500	1,779,750
Gannett Co., Inc.	53,200	2,324,840
News Corp., Class B	60,100	1,405,739
Time Warner, Inc.	92,300	1,694,628
Viacom, Inc., Class B*	43,000	1,675,710

		8,880,667

Metals & Mining - 2.0%
Newmont Mining Corp.	60,600	2,710,638

Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	27,200	2,545,376
ConocoPhillips	33,000	2,896,410
Devon Energy Corp.	41,700	3,469,440
Royal Dutch Shell plc (ADR)	36,200	2,974,916
Spectra Energy Corp.	109,000	2,668,320

		14,554,462

Pharmaceuticals - 6.0%
GlaxoSmithKline PLC (ADR)	52,800	2,808,960
Johnson & Johnson	33,200	2,181,240
Pfizer, Inc.	134,600	3,288,278

		8,278,478

Tobacco - 1.9%
Altria Group, Inc.	38,100	2,649,093

Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	99,900	1,898,100

Total Equity Securities (Cost $131,084,061)		132,687,062

	Principal
U.S. Government Agencies and Instrumentalities - 2.1%	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$2,800,000	2,800,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,800,000)		2,800,000

TOTAL INVESTMENTS (Cost $133,884,061) - 98.9%		135,487,062
Other assets and liabilities, net - 1.1%		1,552,369

NET ASSETS - 100%		$137,039,431

Abbreviations: ADR: American Depositary Receipt LP: Limited Partnership

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 98.2%	Shares	Value

Aerospace & Defense - 2.2%
Ameron International Corp.	8,894	$940,718

Biotechnology - 1.3%
Cubist Pharmaceuticals, Inc.*	12,435	262,752
Myriad Genetics, Inc.*	5,890	307,163

		569,915

Capital Markets - 4.2%
Cowen Group, Inc.*	26,555	366,990
FCStone Group, Inc.*	19,418	626,603
Greenhill & Co., Inc.	5,050	308,302
Investment Technology Group, Inc.*	11,970	514,471

		1,816,366

Chemicals - 5.1%
Quaker Chemical Corp.	11,575	272,244
Terra Industries, Inc.*	40,195	1,256,496
Zoltek Cos, Inc.*	15,495	676,047

		2,204,787

Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	6,670	185,693

Commercial Services & Supplies - 8.6%
Corrections Corp. of America*	21,054	550,983
GEO Group, Inc.*	16,985	502,926
Global Cash Access Holdings, Inc.*	53,980	571,648
Quanta Services, Inc.*	23,769	628,690
School Specialty, Inc.*	15,105	523,086
Waste Connections, Inc.*	30,535	969,792

		3,747,125

Communications Equipment - 2.3%
EMS Technologies, Inc.*	20,995	515,007
Ixia*	36,745	320,416
Sirenza Microdevices, Inc.*	9,485	163,996

		999,419

Computers & Peripherals - 0.8%
Avid Technology, Inc.*	12,875	348,655

EQUITY SECURITIES - 98.2%	Shares	Value

Construction Materials - 1.8%
Texas Industries, Inc.	9,790	768,515

Consumer Finance - 3.3%
Cash America International, Inc.	38,680	1,454,368

Electrical Equipment - 1.9%
General Cable Corp.*	12,635	848,061

Electronic Equipment & Instruments - 7.8%
Coherent, Inc.*	32,750	1,050,620
Dolby Laboratories, Inc.*	17,885	622,756
OYO Geospace Corp.*	18,594	1,723,850

		3,397,226

Energy Equipment & Services - 3.1%
Core Laboratories NV*	5,525	703,830
Lufkin Industries, Inc.	7,840	431,357
Tetra Technologies, Inc.*	10,509	222,160

		1,357,347

Health Care Equipment & Supplies - 10.6%
American Medical Systems Holdings, Inc.*	45,795	776,225
Arrow International, Inc.	23,805	1,082,889
Cutera, Inc.*	26,160	685,654
Respironics, Inc.*	17,320	831,880
SurModics, Inc.*	11,180	547,932
Thoratec Corp.*	34,155	706,667

		4,631,247

Health Care Providers & Services - 2.2%
Animal Health International, Inc.*	27,105	301,679
Centene Corp.*	16,155	347,494
Matria Healthcare, Inc.*	11,680	305,549

		954,722

Health Care Technology - 3.6%
Eclipsys Corp.*	57,520	1,341,366
Vital Images, Inc.*	11,800	230,336

		1,571,702

Hotels, Restaurants & Leisure - 2.9%
Red Robin Gourmet Burgers, Inc.*	9,415	403,903
Vail Resorts, Inc.*	7,900	492,091
WMS Industries, Inc.*	11,000	364,100

		1,260,094

Household Durables - 3.0%
Universal Electronics, Inc.*	39,761	1,292,232

EQUITY SECURITIES - 98.2%	Shares	Value

Insurance - 1.2%
American Safety Insurance Holdings Ltd.*	10,965	217,326
First Mercury Financial Corp.*	14,325	308,131

		525,457

Internet & Catalog Retail - 0.4%
US Auto Parts Network, Inc.*	19,205	167,276

Internet Software & Services - 2.6%
CNET Networks, Inc.*	74,030	551,524
Internet Capital Group, Inc.*	26,850	322,200
Switch & Data Facilities Co., Inc.*	16,035	261,210

		1,134,934

Leisure Equipment & Products - 0.5%
Pool Corp.	8,095	202,213

Life Sciences - Tools & Services - 1.5%
Icon plc (ADR)*	12,547	640,273

Machinery - 9.1%
Actuant Corp.	10,415	676,662
Bucyrus International, Inc.	12,675	924,388
Kaydon Corp.	14,340	745,537
RBC Bearings, Inc.*	5,635	216,102
Titan International, Inc.	44,305	1,414,216

		3,976,905

Media - 1.9%
Entravision Communications Corp.*	51,410	474,000
Greenfield Online, Inc.*	23,475	357,994

		831,994

Metals & Mining - 1.3%
Claymont Steel Holdings, Inc.*	17,065	345,566
Northwest Pipe Co.*	6,270	237,131

		582,697

Personal Products - 0.7%
Physicians Formula Holdings, Inc.*	27,230	319,408

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Energy Industries, Inc.*	16,690	252,019
Eagle Test Systems, Inc.*	16,905	216,722

		468,741

EQUITY SECURITIES - 98.2%	Shares	Value

Software - 6.4%
ANSYS, Inc.*	26,375	901,234
FactSet Research Systems, Inc.	9,480	649,854
Quality Systems, Inc.	5,705	208,974
The9 Ltd. (ADR)*	15,690	541,148
TIBCO Software, Inc.*	69,355	512,533

		2,813,743

Specialty Retail - 2.0%
BJ’s Restaurants, Inc.*	23,730	499,517
Genesco, Inc.*	8,250	380,573

		880,090

Textiles, Apparel & Luxury Goods - 3.8%
Carter’s, Inc.*	21,630	431,519
Volcom, Inc.*	29,040	1,234,781

		1,666,300

Trading Companies & Distributors - 0.6%
MWI Veterinary Supply, Inc.*	6,650	251,037

Total Equity Securities (Cost $33,910,680)		42,809,260

	Principal
U.S. Government Agencies and Instrumentalities - 2.9%	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$1,248,000	1,248,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,248,000)		1,248,000

TOTAL INVESTMENTS (Cost $35,158,680) - 101.1%		44,057,260
Other assets and liabilities, net - (1.1%)		(460,500)

NET ASSETS - 100%		$43,596,760

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 96.8%	Shares	Value

Aerospace & Defense - 1.7%
BE Aerospace, Inc.*	37,650	$1,563,605

Automobiles - 1.0%
Oshkosh Truck Corp.	13,850	858,285

Biotechnology - 3.3%
ImClone Systems, Inc.*	10,200	421,668
Metabolix, Inc.*	26,181	635,151
Onyx Pharmaceuticals, Inc.*	15,250	663,680
Pharmion Corp.*	9,750	449,865
United Therapeutics Corp.*	11,650	775,191

		2,945,555

Capital Markets - 7.2%
Affiliated Managers Group, Inc.*	7,150	911,697
AllianceBernstein Holding LP	9,500	836,665
CME Group, Inc.	1,400	822,290
GFI Group, Inc.*	13,350	1,149,702
Lazard Ltd.	27,050	1,146,920
NYMEX Holdings, Inc.	12,550	1,633,759

		6,501,033

Chemicals - 1.8%
Mosaic Co.*	13,150	703,788
Nalco Holding Co.	31,350	929,528

		1,633,316

Commercial Banks - 0.7%
Boston Private Financial Holdings, Inc.	24,100	670,944

Commercial Services & Supplies - 1.1%
Genpact Ltd.*	36,250	614,437
LKQ Corp.*	10,950	381,170

		995,607

Communications Equipment - 3.1%
NICE Systems Ltd. (ADR)*	17,250	618,240
Research In Motion Ltd.*	22,053	2,173,323

		2,791,563

EQUITY SECURITIES - 96.8%	Shares	Value

Computers & Peripherals - 5.0%
Apple, Inc.*	17,300	2,656,242
Network Appliance, Inc.*	16,950	456,125
SanDisk Corp.*	24,350	1,341,685

		4,454,052

Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	35,400	1,524,324

Construction Materials - 0.8%
First Solar, Inc.*	5,750	677,005

Diversified Consumer Services - 1.5%
Sotheby’s	28,250	1,350,068

Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc.*	8,700	1,321,530

Energy Equipment & Services - 6.0%
Cameron International Corp.*	10,250	945,972
Concho Resources, Inc.*	18,650	276,206
Diamond Offshore Drilling, Inc.	4,050	458,825
LDK Solar Co. Ltd. (ADR)*	300	20,670
National Oilwell Varco, Inc.*	10,250	1,481,125
Transocean, Inc.*	11,350	1,283,117
Weatherford International Ltd.*	13,950	937,161

		5,403,076

Food & Staples Retailing - 2.0%
Whole Foods Market, Inc.	36,450	1,784,592

Health Care Equipment & Supplies - 3.5%
Hologic, Inc.*	19,300	1,177,300
Intuitive Surgical, Inc.*	2,850	655,500
St. Jude Medical, Inc.*	8,650	381,205
Zimmer Holdings, Inc.*	10,850	878,741

		3,092,746

Health Care Providers & Services - 4.1%
Health Net, Inc.*	33,100	1,789,055
McKesson Corp.	10,100	593,779
Psychiatric Solutions, Inc.*	22,420	880,658
Quest Diagnostics, Inc.	6,950	401,501

		3,664,993

Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc.*	57,950	1,566,388

EQUITY SECURITIES - 96.8%	Shares	Value

Hotels, Restaurants & Leisure - 4.9%
MGM MIRAGE*	9,755	872,487
Orient-Express Hotels Ltd.	20,126	1,031,860
Scientific Games Corp.*	35,100	1,319,760
Starbucks Corp.*	22,900	599,980
Vail Resorts, Inc.*	8,600	535,694

		4,359,781

Industrial Conglomerates - 3.4%
McDermott International, Inc.*	20,650	1,116,752
Textron, Inc.	30,600	1,903,626

		3,020,378

Internet & Catalog Retail - 1.4%
Expedia, Inc.*	14,900	475,012
Shutterfly, Inc.*	25,538	814,918

		1,289,930

Internet Software & Services - 1.9%
DealerTrack Holdings, Inc.*	14,379	602,193
SINA Corp.*	23,600	1,129,260

		1,731,453

Life Sciences - Tools & Services - 1.5%
Affymetrix, Inc.*	52,265	1,325,963

Machinery - 2.1%
Bucyrus International, Inc.	8,450	616,258
ITT Corp.	18,650	1,266,894

		1,883,152

Media - 1.5%
Bally Technologies, Inc.*	37,350	1,323,310

Metals & Mining - 4.1%
Teck Cominco Ltd., Class B	9,400	448,474
Thompson Creek Metals Co., Inc.*	42,250	930,972
Titanium Metals Corp.*	40,350	1,354,146
Uranium One, Inc.*	71,650	945,839

		3,679,431

Multi-Utilities - 1.0%
Veolia Environnement (ADR)	10,500	904,470

Oil, Gas & Consumable Fuels - 2.9%
Paladin Resources Ltd.*	76,650	528,885
Peabody Energy Corp.	27,200	1,302,064
Petrobank Energy & Resources Ltd.*	21,100	807,229

		2,638,178

EQUITY SECURITIES - 96.8%	Shares	Value

Pharmaceuticals - 0.3%
Neurocrine Biosciences, Inc.*	29,600	296,000

Real Estate Management & Development - 0.0%
E-House (China) Holdings Ltd. (ADR)*	550	12,595

Road & Rail - 0.7%
Norfolk Southern Corp.	12,000	622,920

Semiconductors & Semiconductor Equipment - 8.4%
Atheros Communications, Inc.*	30,330	908,990
KLA-Tencor Corp.	10,000	557,800
Lam Research Corp.*	15,550	828,193
MEMC Electronic Materials, Inc.*	15,600	918,216
NVIDIA Corp.*	13,725	497,394
ON Semiconductor Corp.*	86,400	1,085,184
Spreadtrum Communications, Inc. (ADR)*	25,250	358,550
Tessera Technologies, Inc.*	31,800	1,192,500
Varian Semiconductor Equipment Associates, Inc.*	22,355	1,196,440

		7,543,267

Software - 7.9%
Activision, Inc.*	42,550	918,654
NAVTEQ Corp.*	20,150	1,571,095
Net 1 UEPS Technologies, Inc.*	48,850	1,327,254
Nintendo Co. Ltd. (ADR)	34,650	2,234,925
Solera Holdings, Inc.*	20,250	364,297
Synchronoss Technologies, Inc.*	15,409	648,103

		7,064,328

Specialty Retail - 3.4%
DSW, Inc.*	14,257	358,849
GameStop Corp.*	24,202	1,363,783
PetSmart, Inc.	19,250	614,075
Urban Outfitters, Inc.*	34,050	742,290

		3,078,997

Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc.*	37,350	888,557

Wireless Telecommunication Services - 2.7%
NII Holdings, Inc.*	12,950	1,063,843
SBA Communications Corp.*	37,969	1,339,546

		2,403,389

Total Equity Securities (Cost $72,548,347)		86,864,781

	Principal
U.S. Government Agencies and Instrumentalities - 3.0%	Amount

Federal Home Loan Bank Discount Notes:
10/1/07	$300,000	300,000
10/2/07	400,000	399,951
10/5/07	900,000	899,580
10/9/07	1,100,000	1,098,949

Total U.S. Government Agencies and Instrumentalities (Cost $2,698,480)		2,698,480

TOTAL INVESTMENTS (Cost $75,246,827) - 99.8%		89,563,261
Other assets and liabilities, net - 0.2%		179,921

NET ASSETS - 100%		$89,743,182

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholders report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 97.8%	Shares	Value

Aerospace & Defense - 2.8%
Boeing Co.	5,418	$568,836
General Dynamics Corp.	2,787	235,418
Goodrich Corp.	917	62,567
Honeywell International, Inc.	5,191	308,709
L-3 Communications Holdings, Inc.	900	91,926
Lockheed Martin Corp.	2,409	261,353
Northrop Grumman Corp.	2,440	190,320
Precision Castparts Corp.	980	145,020
Raytheon Co.	3,055	194,970
Rockwell Collins, Inc.	1,205	88,013
United Technologies Corp.	6,844	550,805

		2,697,937

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	1,200	65,148
FedEx Corp.	2,119	221,965
United Parcel Service Inc., Class B	7,289	547,404

		834,517

Airlines - 0.1%
Southwest Airlines Co.	5,377	79,580

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	1,464	44,520
Johnson Controls, Inc.	1,395	164,764

		209,284

Automobiles - 0.4%
Ford Motor Co.*	14,294	121,356
General Motors Corp.	3,895	142,947
Harley-Davidson, Inc.	1,800	83,178

		347,481

Beverages - 2.2%
Anheuser-Busch Co’s, Inc.	5,229	261,398
Brown-Forman Corp., Class B	600	44,946
Coca-Cola Co.	13,830	794,810
Coca-Cola Enterprises, Inc.	1,921	46,527
Constellation Brands, Inc.*	1,400	33,894
Molson Coors Brewing Co., Class B	473	47,144
Pepsi Bottling Group, Inc.	906	33,676
PepsiCo, Inc.	11,213	821,464

		2,083,859

EQUITY SECURITIES - 97.8%	Shares	Value

Biotechnology - 1.2%
Amgen, Inc.*	7,498	424,162
Biogen Idec, Inc.*	1,967	130,471
Celgene Corp.*	2,615	186,476
Genzyme Corp. - General Division*	1,809	112,086
Gilead Sciences, Inc.*	6,427	262,671

		1,115,866

Building Products - 0.1%
American Standard Co.’s, Inc.	1,211	43,136
Masco Corp.	2,600	60,242

		103,378

Capital Markets - 3.3%
American Capital Strategies Ltd.	1,260	53,840
Ameriprise Financial, Inc.	1,664	105,015
Bank of New York Co., Inc.	7,777	343,277
Bear Stearns Co’s, Inc.	838	102,915
Charles Schwab Corp.	6,498	140,357
E*Trade Financial Corp.*	2,940	38,396
Federated Investors, Inc., Class B	500	19,850
Franklin Resources, Inc.	1,126	143,565
Goldman Sachs Group, Inc.	2,811	609,256
Janus Capital Group, Inc.	1,200	33,936
Legg Mason, Inc.	906	76,367
Lehman Brothers Holdings, Inc.	3,665	226,240
Merrill Lynch & Co., Inc.	5,993	427,181
Morgan Stanley	7,252	456,876
Northern Trust Corp.	1,300	86,151
State Street Corp.	2,734	186,349
T. Rowe Price Group, Inc.	1,829	101,857

		3,151,428

Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,492	145,858
Ashland, Inc.	400	24,084
Dow Chemical Co.	6,560	282,474
Eastman Chemical Co.	500	33,365
Ecolab, Inc.	1,207	56,970
EI Du Pont de Nemours & Co.	6,358	315,103
Hercules, Inc.	600	12,612
International Flavors & Fragrances, Inc.	500	26,430
Monsanto Co.	3,741	320,753
PPG Industries, Inc.	1,130	85,372
Praxair, Inc.	2,194	183,769
Rohm & Haas Co.	1,006	56,004
Sigma-Aldrich Corp.	904	44,061

		1,586,855

EQUITY SECURITIES - 97.8%	Shares	Value

Commercial Banks - 3.4%
BB&T Corp.	3,735	150,857
Comerica, Inc.	1,100	56,408
Commerce Bancorp, Inc.	1,371	53,167
Fifth Third Bancorp	3,787	128,304
First Horizon National Corp.	917	24,447
Huntington Bancshares, Inc.	2,538	43,095
KeyCorp	2,700	87,291
M&T Bank Corp.	522	54,001
Marshall & Ilsley Corp.	1,784	78,086
National City Corp.	4,416	110,797
PNC Financial Services Group, Inc.	2,375	161,737
Regions Financial Corp.	4,852	143,037
SunTrust Banks, Inc.	2,521	190,764
Synovus Financial Corp.	2,300	64,515
US Bancorp	11,969	389,352
Wachovia Corp.	13,170	660,475
Wells Fargo & Co.	22,990	818,904
Zions Bancorp	800	54,936

		3,270,173

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.*	1,759	22,427
Avery Dennison Corp.	700	39,914
Cintas Corp.	929	34,466
Equifax, Inc.	1,002	38,196
Monster Worldwide, Inc.*	900	30,654
Pitney Bowes, Inc.	1,512	68,675
Robert Half International, Inc.	1,200	35,832
RR Donnelley & Sons Co.	1,515	55,389
Waste Management, Inc.	3,564	134,505

		460,058

Communications Equipment - 2.8%
Avaya, Inc.*	3,098	52,542
Ciena Corp.*	623	23,724
Cisco Systems, Inc.*	42,251	1,398,931
Corning, Inc.	10,828	266,910
JDS Uniphase Corp.*	1,493	22,335
Juniper Networks, Inc.*	3,538	129,526
Motorola, Inc.	15,929	295,165
Qualcomm, Inc.	11,473	484,849
Tellabs, Inc.*	3,016	28,712

		2,702,694

EQUITY SECURITIES - 97.8%	Shares	Value

Computers & Peripherals - 4.3%
Apple, Inc.*	6,032	926,153
Dell, Inc.*	15,639	431,637
EMC Corp.*	14,449	300,539
Hewlett-Packard Co.	18,026	897,515
International Business Machines Corp.	9,402	1,107,556
Lexmark International, Inc.*	700	29,071
NCR Corp.*	1,300	64,740
Network Appliance, Inc.*	2,553	68,701
QLogic Corp.*	1,012	13,611
SanDisk Corp.*	1,600	88,160
Sun Microsystems, Inc.*	24,612	138,073

		4,065,756

Construction & Engineering - 0.1%
Fluor Corp.	624	89,844

Construction Materials - 0.1%
Vulcan Materials Co.	700	62,405

Consumer Finance - 0.9%
American Express Co.	8,183	485,825
Capital One Financial Corp.	2,844	188,927
Discover Financial Services*	3,628	75,462
SLM Corp.	2,831	140,616

		890,830

Containers & Packaging - 0.2%
Ball Corp.	700	37,625
Bemis Co., Inc.	765	22,269
Pactiv Corp.*	922	26,425
Sealed Air Corp.	1,113	28,448
Temple-Inland, Inc.	729	38,367

		153,134

Distributors - 0.1%
Genuine Parts Co.	1,200	60,000

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	1,023	61,534
H&R Block, Inc.	2,224	47,104

		108,638

Diversified Financial Services - 4.9%
Bank of America Corp.	30,781	1,547,361
CIT Group, Inc.	1,321	53,104
CME Group, Inc.	381	223,780
Citigroup, Inc.	34,507	1,610,442
IntercontinentalExchange, Inc.*	500	75,950
JPMorgan Chase & Co.	23,514	1,077,412
Leucadia National Corp.	1,170	56,417
Moody’s Corp.	1,626	81,950

		4,726,416

EQUITY SECURITIES - 97.8%	Shares	Value

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	42,430	1,795,213
CenturyTel, Inc.	800	36,976
Citizens Communications Co.	2,422	34,683
Embarq Corp.	1,023	56,879
Qwest Communications International, Inc.*	10,701	98,021
Verizon Communications, Inc.	19,980	884,714
Windstream Corp.	3,205	45,255

		2,951,741

Electric Utilities - 1.8%
Allegheny Energy, Inc.*	1,202	62,817
American Electric Power Co., Inc.	2,745	126,490
Duke Energy Corp.	8,668	162,005
Edison International	2,305	127,812
Entergy Corp.	1,400	151,606
Exelon Corp.	4,629	348,841
FirstEnergy Corp.	2,099	132,951
FPL Group, Inc.	2,799	170,403
Pinnacle West Capital Corp.	700	27,657
PPL Corp.	2,651	122,741
Progress Energy, Inc.	1,751	82,034
Southern Co.	5,176	187,785

		1,703,142

Electrical Equipment - 0.5%
Cooper Industries Ltd.	1,319	67,388
Emerson Electric Co.	5,474	291,326
Rockwell Automation, Inc.	1,115	77,504

		436,218

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,727	100,572
Jabil Circuit, Inc.	1,291	29,487
Molex, Inc.	1,037	27,926
Solectron Corp.*	6,237	24,324
Tektronix, Inc.	523	14,508
Tyco Electronics Ltd.	3,413	120,923

		317,740

Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	2,205	199,266
BJ Services Co.	2,000	53,100
ENSCO International, Inc.	1,027	57,615
Halliburton Co.	6,292	241,613
Nabors Industries Ltd.*	1,900	58,463
National Oilwell Varco, Inc.*	1,223	176,723
Noble Corp.	1,846	90,546
Rowan Co’s, Inc.	808	29,557
Schlumberger Ltd.	8,269	868,245
Smith International, Inc.	1,418	101,245
Transocean, Inc.*	1,984	224,291
Weatherford International Ltd.*	2,385	160,224

		2,260,888

EQUITY SECURITIES - 97.8%	Shares	Value

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	3,075	188,713
CVS Caremark Corp.	10,273	407,119
Kroger Co.	4,872	138,949
Safeway, Inc.	3,040	100,654
SUPERVALU, Inc.	1,470	57,345
SYSCO Corp.	4,254	151,400
Walgreen Co.	6,888	325,389
Wal-Mart Stores, Inc.	16,683	728,213
Whole Foods Market, Inc.	1,019	49,890

		2,147,672

Food Products - 1.4%
Archer-Daniels-Midland Co.	4,492	148,595
Campbell Soup Co.	1,494	55,278
ConAgra Foods, Inc.	3,429	89,600
Dean Foods Co.	919	23,508
General Mills, Inc.	2,385	138,354
Hershey Co.	1,200	55,692
H.J. Heinz Co.	2,297	106,121
Kellogg Co.	1,725	96,600
Kraft Foods, Inc.	11,039	380,956
McCormick & Co., Inc.	921	33,128
Sara Lee Corp.	5,059	84,435
Tyson Foods, Inc.	1,741	31,077
Wm. Wrigley Jr. Co.	1,550	99,557

		1,342,901

Gas Utilities - 0.1%
Nicor, Inc.	319	13,685
Questar Corp.	1,200	63,036

		76,721

Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	300	19,200
Baxter International, Inc.	4,485	252,416
Becton Dickinson & Co.	1,687	138,419
Boston Scientific Corp.*	9,254	129,093
C.R. Bard, Inc.	711	62,703
Covidien Ltd.*	3,414	141,681
Hospira, Inc.*	1,102	45,678
Medtronic, Inc.	7,925	447,049
St. Jude Medical, Inc.*	2,329	102,639
Stryker Corp.	1,646	113,179
Varian Medical Systems, Inc.*	918	38,455
Zimmer Holdings, Inc.*	1,673	135,496

		1,626,008

EQUITY SECURITIES - 97.8%	Shares	Value

Health Care Providers & Services - 2.1%
Aetna, Inc.	3,554	192,876
AmerisourceBergen Corp.	1,306	59,201
Cardinal Health, Inc.	2,509	156,888
Cigna Corp.	1,982	105,621
Coventry Health Care, Inc.*	1,106	68,804
Express Scripts, Inc.*	1,775	99,081
Humana, Inc.*	1,219	85,184
Laboratory Corp. of America Holdings, Inc.*	810	63,366
Manor Care, Inc.	500	32,200
McKesson Corp.	2,100	123,459
Medco Health Solutions, Inc.*	1,929	174,362
Patterson Co’s, Inc.*	1,017	39,266
Quest Diagnostics, Inc.	1,100	63,547
Tenet Healthcare Corp.*	3,300	11,088
UnitedHealth Group, Inc.	9,222	446,621
WellPoint, Inc.*	4,223	333,279

		2,054,843

Health Care Technology - 0.0%
IMS Health, Inc.	1,361	41,701

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	3,045	147,469
Darden Restaurants, Inc.	950	39,767
Harrah’s Entertainment, Inc.	1,320	114,748
Hilton Hotels Corp.	2,683	124,733
International Game Technology	2,288	98,613
Marriott International, Inc.	2,322	100,937
McDonald’s Corp.	8,218	447,634
Starbucks Corp.*	5,098	133,567
Starwood Hotels & Resorts Worldwide, Inc.	1,521	92,401
Wendy’s International, Inc.	600	20,946
Wyndham Worldwide Corp.	1,288	42,195
Yum! Brands, Inc.	3,606	121,991

		1,485,001

Household Durables - 0.5%
Black & Decker Corp.	500	41,650
Centex Corp.	800	21,256
D.R. Horton, Inc.	1,900	24,339
Fortune Brands, Inc.	1,100	89,639
Harman International Industries, Inc.	500	43,260
KB Home	529	13,257
Leggett & Platt, Inc.	1,220	23,375
Lennar Corp.	1,008	22,831
Newell Rubbermaid, Inc.	1,920	55,334
Pulte Homes, Inc.	1,500	20,415
Snap-On, Inc.	418	20,708
Stanley Works	600	33,678
Whirlpool Corp.	595	53,015

		462,757

EQUITY SECURITIES - 97.8%	Shares	Value

Household Products - 2.1%
Clorox Co.	953	58,123
Colgate-Palmolive Co.	3,521	251,118
Kimberly-Clark Corp.	2,935	206,213
Procter & Gamble Co.	21,673	1,524,479

		2,039,933

Independent Power Producers & Energy Traders - 0.5%
AES Corp.*	4,595	92,084
Constellation Energy Group, Inc.	1,300	111,527
Dynegy, Inc.*	2,772	25,613
TXU Corp.	3,160	216,365

		445,589

Industrial Conglomerates - 3.8%
3M Co.	4,958	463,969
General Electric Co.	71,075	2,942,505
Textron, Inc.	1,728	107,499
Tyco International Ltd.	3,411	151,244

		3,665,217

Insurance - 4.4%
ACE Ltd.	2,302	139,432
Aflac, Inc.	3,368	192,111
Allstate Corp.	4,181	239,111
Ambac Financial Group, Inc.	721	45,358
American International Group, Inc.	17,856	1,207,958
AON Corp.	2,021	90,561
Assurant, Inc.	600	32,100
Chubb Corp.	2,763	148,207
Cincinnati Financial Corp.	1,182	51,192
Genworth Financial, Inc.	3,012	92,559
Hartford Financial Services Group, Inc.	2,180	201,759
Lincoln National Corp.	1,864	122,968
Loews Corp.	3,069	148,386
Marsh & McLennan Co.’s, Inc.	3,823	97,487
MBIA, Inc.	925	56,471
MetLife, Inc.	5,105	355,972
Principal Financial Group, Inc.	1,900	119,871
Progressive Corp.	5,067	98,351
Prudential Financial, Inc.	3,219	314,110
Safeco Corp.	800	48,976
Torchmark Corp.	717	44,684
Travelers Companies, Inc.	4,571	230,104
Unum Group	2,400	58,728
XL Capital Ltd.	1,324	104,861

		4,241,317

EQUITY SECURITIES - 97.8%	Shares	Value

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	2,140	199,341
IAC/InterActiveCorp*	1,504	44,624

		243,965

Internet Software & Services - 1.6%
Akamai Technologies, Inc.*	1,200	34,476
eBay, Inc.*	7,790	303,966
Google, Inc.*	1,602	908,767
VeriSign, Inc.*	1,687	56,919
Yahoo!, Inc.*	9,345	250,820

		1,554,948

IT Services - 0.8%
Affiliated Computer Services, Inc.*	723	36,324
Automatic Data Processing, Inc.	3,808	174,902
Cognizant Technology Solutions Corp.*	1,016	81,046
Computer Sciences Corp.*	1,200	67,080
Convergys Corp.*	900	15,624
Electronic Data Systems Corp.	3,504	76,527
Fidelity National Information Services, Inc.	1,126	49,961
Fiserv, Inc.*	1,200	61,032
Paychex, Inc.	2,340	95,940
Unisys Corp.*	2,397	15,868
Western Union Co.	5,320	111,560

		785,864

Leisure Equipment & Products - 0.2%
Brunswick Corp.	664	15,179
Eastman Kodak Co.	1,980	52,985
Hasbro, Inc.	1,097	30,584
Mattel, Inc.	2,700	63,342

		162,090

Life Sciences - Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	1,264	43,785
Millipore Corp.*	400	30,320
PerkinElmer, Inc.	891	26,026
Thermo Fisher Scientific, Inc.*	2,905	167,677
Waters Corp.*	713	47,714

		315,522

EQUITY SECURITIES - 97.8%	Shares	Value

Machinery - 1.8%
Caterpillar, Inc.	4,408	345,719
Cummins, Inc.	719	91,953
Danaher Corp.	1,639	135,562
Deere & Co.	1,549	229,903
Dover Corp.	1,408	71,738
Eaton Corp.	1,010	100,030
Illinois Tool Works, Inc.	2,836	169,139
Ingersoll-Rand Co. Ltd.	2,134	116,239
ITT Corp.	1,309	88,920
PACCAR, Inc.	1,709	145,692
Pall Corp.	900	35,010
Parker Hannifin Corp.	819	91,589
Terex Corp.*	711	63,293

		1,684,787

Media - 3.0%
CBS Corp., Class B	4,751	149,657
Clear Channel Communications, Inc.	3,417	127,933
Comcast Corp.*	21,434	518,274
DIRECTV Group, Inc.*	5,308	128,878
Dow Jones & Co., Inc.	500	29,850
E.W. Scripps Co.	611	25,662
Gannett Co., Inc.	1,616	70,619
Interpublic Group of Co.’s, Inc.*	3,230	33,527
McGraw-Hill Co.’s, Inc.	2,362	120,249
Meredith Corp.	300	17,190
New York Times Co.	1,017	20,096
News Corp.	16,044	352,808
Omnicom Group, Inc.	2,277	109,501
Time Warner, Inc.	26,051	478,296
Tribune Co.	551	15,053
Viacom, Inc., Class B*	4,743	184,835
Walt Disney Co.	13,641	469,114

		2,851,542

Metals & Mining - 1.0%
Alcoa, Inc.	5,986	234,172
Allegheny Technologies, Inc.	750	82,463
Freeport-McMoRan Copper & Gold, Inc.	2,605	273,238
Newmont Mining Corp.	3,105	138,887
Nucor Corp.	2,075	123,400
United States Steel Corp.	815	86,341

		938,501

Multiline Retail - 0.9%
Big Lots, Inc.*	700	20,888
Dillard’s, Inc.	300	6,549
Family Dollar Stores, Inc.	1,039	27,596
J.C. Penney Co., Inc.	1,591	100,821
Kohl’s Corp.*	2,281	130,770
Macy’s, Inc.	3,165	102,293
Nordstrom, Inc.	1,372	64,333
Sears Holdings Corp.*	531	67,543
Target Corp.	5,861	372,584

		893,377

EQUITY SECURITIES - 97.8%	Shares	Value

Multi-Utilities - 1.0%
Ameren Corp.	1,420	74,550
Centerpoint Energy, Inc.	2,208	35,394
CMS Energy Corp.	1,544	25,970
Consolidated Edison, Inc.	1,884	87,229
Dominion Resources, Inc.	2,078	175,176
DTE Energy Co.	1,212	58,709
Integrys Energy Group, Inc.	430	22,029
NiSource, Inc.	1,938	37,093
PG&E Corp.	2,487	118,879
Public Service Enterprise Group, Inc.	1,787	157,238
Sempra Energy	1,817	105,604
TECO Energy, Inc.	1,444	23,725
Xcel Energy, Inc.	2,816	60,657

		982,253

Office Electronics - 0.1%
Xerox Corp.*	6,451	111,860

Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	3,193	171,624
Apache Corp.	2,341	210,831
Chesapeake Energy Corp.	2,819	99,398
Chevron Corp.	14,789	1,383,955
ConocoPhillips	11,249	987,325
Consol Energy, Inc.	1,200	55,920
Devon Energy Corp.	3,062	254,758
El Paso Corp.	4,822	81,829
EOG Resources, Inc.	1,684	121,804
Exxon Mobil Corp.	38,473	3,561,061
Hess Corp.	1,900	126,407
Marathon Oil Corp.	4,721	269,191
Murphy Oil Corp.	1,295	90,508
Occidental Petroleum Corp.	5,741	367,883
Peabody Energy Corp.	1,825	87,363
Spectra Energy Corp.	4,349	106,464
Sunoco, Inc.	900	63,702
Tesoro Corp.	960	44,179
Valero Energy Corp.	3,779	253,873
Williams Co.’s, Inc.	4,123	140,429
XTO Energy, Inc.	2,666	164,865

		8,643,369

EQUITY SECURITIES - 97.8%	Shares	Value

Paper & Forest Products - 0.3%
International Paper Co.	2,998	107,538
MeadWestvaco Corp.	1,304	38,507
Weyerhaeuser Co.	1,526	110,330

		256,375

Personal Products - 0.2%
Avon Products, Inc.	3,021	113,378
Estee Lauder Co.’s, Inc.	807	34,265

		147,643

Pharmaceuticals - 6.0%
Abbott Laboratories, Inc.	10,601	568,426
Allergan, Inc.	2,117	136,483
Barr Pharmaceuticals, Inc.*	700	39,837
Bristol-Myers Squibb Co.	13,549	390,482
Eli Lilly & Co.	6,790	386,555
Forest Laboratories, Inc.*	2,188	81,590
Johnson & Johnson	20,078	1,319,125
King Pharmaceuticals, Inc.*	1,722	20,182
Merck & Co., Inc.	15,097	780,364
Mylan Laboratories, Inc.	1,600	25,536
Pfizer, Inc.	48,298	1,179,920
Schering-Plough Corp.	11,233	355,300
Watson Pharmaceuticals, Inc.*	750	24,300
Wyeth	9,259	412,488

		5,720,588

Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co.	713	32,178
Archstone-Smith Trust	1,600	96,224
AvalonBay Communities, Inc.	600	70,836
Boston Properties, Inc.	820	85,198
Developers Diversified Realty Corp.	900	50,283
Equity Residential	2,003	84,847
General Growth Properties, Inc.	1,687	90,457
Host Hotels & Resorts, Inc.	3,595	80,672
Kimco Realty Corp.	1,604	72,517
Plum Creek Timber Co, Inc.	1,217	54,473
ProLogis	1,815	120,425
Public Storage, Inc.	900	70,785
Simon Property Group, Inc.	1,600	160,000
Vornado Realty Trust	924	101,039

		1,169,934

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	1,292	35,969

EQUITY SECURITIES - 97.8%	Shares	Value

Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	2,084	169,158
CSX Corp.	3,010	128,617
Norfolk Southern Corp.	2,707	140,521
Ryder System, Inc.	421	20,629
Union Pacific Corp.	1,914	216,397

		675,322

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	3,791	50,041
Altera Corp.	2,511	60,465
Analog Devices, Inc.	2,251	81,396
Applied Materials, Inc.	9,511	196,878
Broadcom Corp.*	3,204	116,754
Intel Corp.	40,511	1,047,614
KLA-Tencor Corp.	1,319	73,574
Linear Technology Corp.	1,529	53,500
LSI Corp.*	4,935	36,618
MEMC Electronic Materials, Inc.*	1,545	90,939
Microchip Technology, Inc.	1,550	56,296
Micron Technology, Inc.*	5,205	57,775
National Semiconductor Corp.	1,655	44,884
Novellus Systems, Inc.*	800	21,808
NVIDIA Corp.*	3,748	135,827
Teradyne, Inc.*	1,300	17,940
Texas Instruments, Inc.	9,867	361,033
Xilinx, Inc.	2,051	53,613

		2,556,955

Software - 3.1%
Adobe Systems, Inc.*	4,046	176,648
Autodesk, Inc.*	1,590	79,452
BMC Software, Inc.*	1,405	43,878
CA, Inc.	2,832	72,839
Citrix Systems, Inc.*	1,200	48,384
Compuware Corp.*	1,900	15,238
Electronic Arts, Inc.*	2,192	122,730
Intuit, Inc.*	2,422	73,387
Microsoft Corp.	55,930	1,647,698
Novell, Inc.*	2,401	18,344
Oracle Corp.*	27,254	590,049
Symantec Corp.*	6,201	120,175

		3,008,822

Specialty Retail - 1.5%
Abercrombie & Fitch Co.	600	48,420
AutoNation, Inc.*	1,101	19,510
Autozone, Inc.*	329	38,210
Bed Bath & Beyond, Inc.*	1,885	64,316
Best Buy Co., Inc.	2,787	128,258
Circuit City Stores, Inc.	953	7,538
Gap, Inc.	3,600	66,384

EQUITY SECURITIES - 97.8%	Shares	Value

Home Depot, Inc.	11,593	376,077
Limited Brands, Inc.	2,420	55,394
Lowe’s Co.’s, Inc.	10,361	290,315
Office Depot, Inc.*	1,900	39,178
OfficeMax, Inc.	500	17,135
RadioShack Corp.	800	16,528
Sherwin-Williams Co.	816	53,619
Staples, Inc.	4,922	105,774
Tiffany & Co.	900	47,115
TJX Co.’s, Inc.	3,132	91,047

		1,464,818

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,624	124,036
Jones Apparel Group, Inc.	800	16,904
Liz Claiborne, Inc.	720	24,718
Nike, Inc., Class B	2,610	153,103
Polo Ralph Lauren Corp.	400	31,100
VF Corp.	614	49,580

		399,441

Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	4,084	77,637
Fannie Mae	6,698	407,305
Freddie Mac	4,555	268,791
Hudson City Bancorp, Inc.	3,337	51,323
MGIC Investment Corp.	600	19,386
Sovereign Bancorp, Inc.	2,554	43,520
Washington Mutual, Inc.	6,119	216,062

		1,084,024

Tobacco - 1.2%
Altria Group, Inc.	14,603	1,015,347
Reynolds American, Inc.	1,210	76,944
UST, Inc.	1,100	54,560

		1,146,851

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	500	45,595

Wireless Telecommunication Services - 0.6%
Alltel Corp.	2,378	165,699
Sprint Nextel Corp.	19,913	378,347

		544,046

Total Equity Securities (Cost $77,008,083)		93,523,983

Money Market Funds - 0.0%

Federated Prime Obligations Fund, 6.53%, 12/1/09	16	16

Total Money Market Funds (Cost $16)		16

	Principal
	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$2,000,000	2,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,000,000)		2,000,000

U.S. Treasury - 0.2%

United States Treasury Bill, 12/13/07 #	200,000	198,435

Total U.S. Treasury (Cost $198,435)		198,435

TOTAL INVESTMENTS (Cost $79,206,534) - 100.1%		95,722,434
Other assets and liabilities, net — (0.1%)		(89,664)

NET ASSETS - 100%		$95,632,770

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)
Purchased:
E-mini S&P 500 #	22	12/07	$1,691,910	($1,035)
S&P 500 Index #	1	12/07	384,525	(3,158)

Total Purchased				($4,193)

*	Non-income producing security.

#	Futures collateralized by 200,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
Taxable Variable Rate Demand Notes* - 72.1%	Amount	Value

Alabama State IDA Revenue:
5.18%, 5/1/10, LOC: Regions Bank (r)	$110,000	$110,000
5.18%, 5/1/10, LOC: RBC Centura Bank (r)	915,000	915,000
Albany New York Industrial Development Agency Civic Facilities Revenue, 5.18%, 5/1/27, LOC: Bank of America (r)	1,000,000	1,000,000
Bayfront Regional Development, 5.21%, 11/1/27, LOC: PNC Bank (r)	3,000,000	3,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.179%, 6/1/21, LOC: Comercia Bank (r)	600,000	600,000
Byron Park, 5.28%, 1/20/31, LOC: Crédit Agricole (r)	2,225,000	2,225,000
Chatham Centre LLC, 5.28%, 4/1/22, LOC: Bank of North Georgia (r)	980,000	980,000
CIDC-Hudson House LLC New York Revenue, 6.15%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	930,000	930,000
Dayton Wheel Concepts, Inc., 5.18%, 5/1/24, LOC: National City Bank (r)	1,466,000	1,466,000
Dewberry IV LLP, 5.18%, 9/1/25, LOC: Mercantile-Safe Deposit & Trust (r)	3,100,000	3,100,000
Durham North Carolina GO, 5.21%, 5/1/18, BPA: Bank of America (r)	2,460,000	2,460,000
Florida State Housing Finance Corp. MFH Revenue, 5.18%, 10/15/32, LOC: Fannie Mae (r)	450,000	450,000
Four Fishers LLC, 5.18%, 4/1/24, LOC: LaSalle Bank Midwest (r)	2,895,000	2,895,000
Fuller Road Management Corp. New York Revenue, 5.18%, 7/1/37, LOC: Key Bank (r)	2,000,000	2,000,000
Grove City Church of the Nazarene, 5.18%, 2/1/24, LOC: National City Bank (r)	908,000	908,000
Haskell Capital Partners Ltd., 5.15%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	810,000	810,000
Hillcrest Baptist Church, 5.23%, 12/1/20, LOC: Wachovia Bank (r)	3,350,000	3,350,000
Holland Board of Public Works Home Building Co., 5.30%, 11/1/22, LOC: Wells Fargo Bank (r)	1,135,000	1,135,000
Hopkinsville Kentucky Industrial Building LO Revenue, 5.20%, 8/1/24, LOC: Comercia Bank (r)	1,945,000	1,945,000
Illinois State Development Finance Authority Revenue, 5.23%, 7/1/10, LOC: LaSalle Bank (r)	400,000	400,000
Iowa State Finance Authority IDA Revenue, 5.21%, 11/1/17, LOC: Societe Generale (r)	400,000	400,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 5.17%, 9/1/17, LOC: Fifth Third Bank (r)	1,000,000	1,000,000
Kaneville Road Joint Venture, Inc., 5.18%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	1,515,000	1,515,000
Kansas City Missouri IDA MFH Revenue, 5.23%, 3/1/35, LOC: LaSalle Bank (r)	755,000	755,000
Macon-Bibb County Georgia IDA Revenue, 5.22%, 7/1/14, LOC: AmSouth Bank (r)	905,000	905,000
Middletown New York IDA Revenue, 6.15%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	930,000	930,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.23%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	310,000	310,000
Mississippi Business Finance Corp. Revenue, 5.18%, 8/1/24, LOC: Regions Bank (r)	1,700,000	1,700,000
MOB Management One LLC, 5.40%, 12/1/26, LOC: Columbus Bank & Trust (r)	965,000	965,000
New York State MMC Corp. Revenue, 6.10%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.27%, 1/1/31, LOC: Bank of New York (r)	2,870,000	2,870,000
Omaha Nebraska SO, 5.179%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	1,300,000	1,300,000
Osprey Management Co. LLC, 5.20%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Peoploungers, Inc., 5.13%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	145,000	145,000
Post Apartment Homes LP, 5.13%, 7/15/29, LOC: Fannie Mae (r)	4,525,000	4,525,000
Renaissance Ketchikan Group LLC, 5.22%, 9/1/33, LOC: Alliance Bank of Arizona, C/LOC: FHLB (r)	4,000,000	4,000,000

	Principal
Taxable Variable Rate Demand Notes* - 72.1%	Amount	Value

Rex Lumber LLC, 5.15%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,340,000	1,340,000
Savannah Georgia Economic Development Authority Revenue, 5.35%, 3/1/18, LOC: SunTrust Bank (r)	920,000	920,000
Scott Street Land Co., 5.19%, 1/3/22, LOC: Fifth Third Bank (r)	480,000	480,000
Sea Island Co., 5.33%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,415,000	1,415,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	925,000	925,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.18%, 12/1/34, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
St. Paul Minnesota Port Authority Revenue:
5.60%, 6/1/11, LOC: U.S. Bank (r)	305,000	305,000
5.20%, 12/1/23, LOC: Dexia Credit Local (r)	735,000	735,000
Stice-Hill Holding LC, 5.17%, 12/1/23, LOC: Hancock Bank (r)	2,955,000	2,955,000
Tyler Enterprises LLC, 5.15%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	2,340,000	2,340,000
Washington State Housing Finance Commission Revenue:
5.13%, 2/1/28, LOC: U.S. Bank (r)	1,080,000	1,080,000
5.16%, 2/1/28, LOC: U.S. Bank (r)	690,000	690,000

Total Taxable Variable Rate Demand Notes (Cost $70,504,000)		70,504,000

U.S. Government Agencies and Instrumentalities - 29.9%

Fannie Mae:
5.30%, 1/8/08	500,000	500,000
4.00%, 2/15/08	456,000	453,795
4.00%, 2/22/08	695,000	691,485
4.875%, 4/10/08	1,000,000	1,000,564
6.00%, 5/15/08	500,000	503,242
Fannie Mae Discount Notes:
1/15/08	1,000,000	985,204
3/28/08	500,000	487,778
5/12/08	500,000	484,445
Federal Home Loan Bank:
5.22%, 11/14/07	535,000	535,000
5.25%, 2/1/08	500,000	500,000
4.00%, 2/4/08	220,000	219,015
3.375%, 2/15/08	500,000	496,672
5.30%, 3/19/08	1,500,000	1,500,000
5.40%, 4/9/08	500,000	500,000
5.25%, 4/16/08	500,000	499,973
5.25%, 4/23/08	1,000,000	1,000,000
5.25%, 5/1/08	2,000,000	2,000,000
5.30%, 5/29/08	1,000,000	1,000,000
5.39%, 8/15/08 (r)	2,000,000	2,001,160
5.20%, 8/28/08	500,000	500,000
5.544%, 9/17/08 (r)	1,000,000	999,786
4.25%, 9/26/08	1,000,000	995,098
5.00%, 9/26/08	500,000	500,000
4.75%, 10/3/08	975,000	975,000
5.236%, 2/11/09 (r)	2,000,000	2,001,504
5.438%, 2/18/09 (r)	1,000,000	1,001,027

U.S. Government Agencies and Instrumentalities - 29.9%

Freddie Mac:
4.50%, 2/15/08	1,000,000	998,476
2.65%, 5/30/08	291,000	285,978
5.00%, 7/23/08	1,000,000	1,001,992
Freddie Mac Discount Notes:
3/3/08	2,000,000	1,959,105
3/31/08	500,000	487,434
4/11/08	1,000,000	973,505
4/28/08	250,000	242,606
8/18/08	1,000,000	958,856

Total U.S. Government Agencies and Instrumentalities (Cost $29,238,700)		29,238,700

TOTAL INVESTMENTS (Cost $99,742,700) - 102.0%		99,742,700
Other assets and liabilities, net - (2.0%)		(1,983,415)

NET ASSETS - 100%		$97,759,285

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

EQUITY SECURITIES - 98.9%	Shares	Value

Aerospace & Defense - 0.8%
Goodrich Corp.	7,773	$530,352

Airlines - 0.8%
AMR Corp.*	6,408	142,834
Continental Airlines, Inc., Class B*	5,964	196,991
UAL Corp.*	1,455	67,701
US Airways Group, Inc.*	4,067	106,759

		514,285

Auto Components - 1.8%
ArvinMeritor, Inc.	10,789	181,471
Goodyear Tire & Rubber Co.*	7,001	212,900
Johnson Controls, Inc.	2,606	307,795
Magna International, Inc.	1,704	164,112
WABCO Holdings, Inc.	6,801	317,947

		1,184,225

Automobiles - 2.5%
Ford Motor Co.*	170,022	1,443,487
General Motors Corp.	5,776	211,979

		1,655,466

Building Products - 1.5%
American Standard Co.’s, Inc.	20,407	726,897
USG Corp.*	5,813	218,278

		945,175

Capital Markets - 0.3%
Invesco plc (ADR)	7,090	193,557

Chemicals – 6.1%
Eastman Chemical Co.	12,472	832,257
Imperial Chemical Industries plc (ADR)	6,656	351,437
Lubrizol Corp.	5,849	380,536
Lyondell Chemical Co.	10,692	495,574
Mosaic Co.*	19,945	1,067,456
PPG Industries, Inc.	10,691	807,705

		3,934,965

Commercial Services & Supplies - 1.8%
Deluxe Corp.	7,287	268,453
Dun & Bradstreet Corp.	2,038	200,967
Mohawk Industries, Inc.*	2,204	179,185
Pitney Bowes, Inc.	3,495	158,743
Ritchie Bros. Auctioneers, Inc.	5,915	385,067

		1,192,415

EQUITY SECURITIES - 98.9%	Shares	Value

Communications Equipment - 0.7%
Tellabs, Inc.*	45,981	437,739

Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	9,813	422,548
Fluor Corp.	4,662	671,235
Insituform Technologies, Inc.*	2,671	40,679

		1,134,462

Distributors - 0.2%
Genuine Parts Co.	3,107	155,350

Diversified Telecommunication Services - 3.2%
CenturyTel, Inc.	14,652	677,215
Embarq Corp.	2,318	128,881
Qwest Communications International, Inc.*	89,758	822,183
Windstream Corp.	34,157	482,297

		2,110,576

Electric Utilities - 2.8%
American Electric Power Co., Inc.	7,918	364,862
Edison International	9,998	554,389
Pinnacle West Capital Corp.	10,493	414,578
PPL Corp.	9,998	462,907

		1,796,736

Electrical Equipment - 1.5%
Cooper Industries Ltd.	10,980	560,968
Rockwell Automation, Inc.	6,412	445,698

		1,006,666

Electronic Equipment & Instruments - 0.9%
Celestica, Inc.*	40,083	244,907
Solectron Corp.*	82,419	321,434

		566,341

Energy Equipment & Services - 4.4%
BJ Services Co.	10,995	291,917
Cameron International Corp.*	8,573	791,202
ENSCO International, Inc.	2,520	141,372
Nabors Industries Ltd.*	4,740	145,850
National Oilwell Varco, Inc.*	3,339	482,486
Smith International, Inc.	4,034	288,028
Weatherford International Ltd.*	11,096	745,429

		2,886,284

EQUITY SECURITIES - 98.9%	Shares	Value

Food Products - 1.2%
Del Monte Foods Co.	26,671	280,046
Tyson Foods, Inc.	26,429	471,758

		751,804

Gas Utilities - 0.3%
Questar Corp.	3,957	207,861

Health Care Equipment & Supplies - 0.4%
Hospira, Inc.*	5,648	234,110

Health Care Providers & Services - 2.6%
Health Management Associates, Inc.	27,741	192,523
Health Net, Inc.*	11,156	602,982
Humana, Inc.*	5,547	387,624
McKesson Corp.	3,428	201,532
Omnicare, Inc.	9,767	323,581

		1,708,242

Hotels, Restaurants & Leisure - 2.0%
Hilton Hotels Corp.	13,540	629,475
Royal Caribbean Cruises Ltd.	17,953	700,706

		1,330,181

Household Durables - 1.5%
Stanley Works	9,427	529,138
Whirlpool Corp.	4,713	419,928

		949,066

Independent Power Producers & Energy Traders - 1.1%
Energy East Corp.	14,453	390,954
Mirant Corp.*	7,423	301,968

		692,922

Industrial Conglomerates - 2.5%
McDermott International, Inc.*	17,190	929,635
Reddy Ice Holdings, Inc.	9,784	258,004
Textron, Inc.	6,991	434,910

		1,622,549

Insurance - 15.9%
ACE Ltd.	20,299	1,229,510
Ambac Financial Group, Inc.	2,995	188,416
AON Corp.	33,016	1,479,447
Axis Capital Holdings Ltd.	16,123	627,346
Everest Re Group Ltd.	14,859	1,638,056
Lincoln National Corp.	8,721	575,324
Loews Corp.	17,482	845,255
MBIA, Inc.	3,893	237,668
PartnerRe Ltd.	14,180	1,120,078
Torchmark Corp.	1,115	69,487
Willis Group Holdings Ltd.	9,712	397,609
XL Capital Ltd.	24,002	1,900,958

		10,309,154

EQUITY SECURITIES - 98.9%	Shares	Value

Internet Software & Services - 0.6%
McAfee, Inc.*	11,599	404,457

IT Services - 1.7%
Computer Sciences Corp.*	9,682	541,224
Electronic Data Systems Corp.	26,111	570,264

		1,111,488

Leisure Equipment & Products - 1.0%
Eastman Kodak Co.	17,050	456,258
Hasbro, Inc.	8,022	223,653

		679,911

Machinery - 6.6%
AGCO Corp.*	20,456	1,038,551
Eaton Corp.	13,409	1,328,027
Ingersoll-Rand Co. Ltd.	19,754	1,076,001
Manitowoc Co., Inc.	12,308	544,998
Terex Corp.*	3,301	293,855

		4,281,432

Media - 2.9%
Interpublic Group of Co.’s, Inc.*	33,602	348,789
National CineMedia, Inc	18,300	409,920
Regal Entertainment Group	25,040	549,628
RH Donnelley Corp.*	10,062	563,673

		1,872,010

Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	8,472	888,628
Nucor Corp.	6,353	377,813

		1,266,441

Multiline Retail - 1.1%
Family Dollar Stores, Inc.	19,057	506,154
Macy’s, Inc.	7,147	230,991

		737,145

Multi-Utilities - 2.7%
Consolidated Edison, Inc.	7,225	334,518
DTE Energy Co.	7,621	369,161
NiSource, Inc.	19,306	369,517
Sempra Energy	11,385	661,696

		1,734,892

EQUITY SECURITIES - 98.9%	Shares	Value

Oil, Gas & Consumable Fuels - 7.1%
El Paso Corp.	35,912	609,427
Enbridge, Inc.	19,219	704,761
GlobalSantaFe Corp.	13,080	994,341
Hess Corp.	5,849	389,134
Newfield Exploration Co.*	10,111	486,946
Pioneer Natural Resources Co.	11,700	526,266
Southwestern Energy Co.*	14,425	603,686
Sunoco, Inc.	4,135	292,675

		4,607,236

Paper & Forest Products - 0.4%
MeadWestvaco Corp.	8,977	265,091

Pharmaceuticals - 1.2%
King Pharmaceuticals, Inc.*	12,306	144,227
Mylan Laboratories, Inc.	26,515	423,179
Watson Pharmaceuticals, Inc.*	6,253	202,597

		770,003

Real Estate Investment Trusts - 2.2%
Boston Properties, Inc.	1,553	161,357
Equity Residential	10,781	456,683
Rayonier, Inc.	10,879	522,627
Simon Property Group, Inc.	2,816	281,600

		1,422,267

Real Estate Management & Development - 0.3%
St. Joe Co.	5,389	181,124

Road & Rail - 1.5%
CSX Corp.	17,764	759,056
Kansas City Southern*	5,829	187,519

		946,575

Semiconductors & Semiconductor Equipment - 4.0%
Intersil Corp.	17,283	577,771
LSI Corp.*	52,241	387,628
Maxim Integrated Products, Inc.	12,764	374,623
Microchip Technology, Inc.	9,381	340,718
Micron Technology, Inc.*	24,373	270,540
National Semiconductor Corp.	23,597	639,951

		2,591,231

Software - 0.8%
BMC Software, Inc.*	15,836	494,558

Textiles, Apparel & Luxury Goods - 1.6%
Liz Claiborne, Inc.	10,531	361,529
VF Corp.	8,223	664,007

		1,025,536

EQUITY SECURITIES - 98.9%	Shares	Value

Tobacco - 2.8%
Loews Corp. - Carolina Group	17,458	1,435,571
Reynolds American, Inc.	6,152	391,206

		1,826,777

Total Equity Securities (Cost $61,819,672)		64,268,657

TOTAL INVESTMENTS (Cost $61,819,672) - 98.9%		64,268,657
Other assets and liabilities, net - 1.1%		705,938

NET ASSETS - 100%		$64,974,595

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

Equity Securities - 89.9%	Shares	Value

Aerospace & Defense - 3.2%
Heico Corp.	4,700	$231,992
Teledyne Technologies, Inc.*	8,300	443,137

		675,129

Auto Components - 2.4%
Gentex Corp.	23,800	510,272

Capital Markets - 7.2%
Evercore Partners, Inc.	16,300	428,527
Jefferies Group, Inc.	20,100	559,383
Nelnet, Inc.	17,200	313,728
Penson Worldwide, Inc.*	13,000	240,240

		1,541,878

Commercial Banks - 5.2%
Boston Private Financial Holdings, Inc.	7,700	214,368
Centennial Bank Holdings, Inc.*	27,000	172,800
Financial Institutions, Inc.	11,400	206,112
Pacific Capital Bancorp	10,800	284,040
Westamerica Bancorporation	4,600	229,126

		1,106,446

Commercial Services & Supplies - 5.0%
FTI Consulting, Inc.*	7,100	357,201
Schawk, Inc.	17,000	383,690
TravelCenters of America LLC*	10,300	335,780

		1,076,671

Construction & Engineering - 2.5%
AECOM Technology Corp.*	15,100	527,443

Diversified Consumer Services - 1.3%
Matthews International Corp.	6,200	271,560

Electrical Equipment - 5.2%
Baldor Electric Co.	7,700	307,615
II-VI, Inc.*	13,000	448,890
Superior Essex, Inc.*	9,600	357,888

		1,114,393

Equity Securities - 89.9%	Shares	Value

Electronic Equipment & Instruments - 6.3%
Brady Corp.	12,000	430,560
Coherent, Inc.*	15,900	510,072
Itron, Inc.*	1,300	120,991
NU Horizons Electronics Corp.*	30,400	286,672

		1,348,295

Energy Equipment & Services - 6.7%
Cal Dive International, Inc.*	30,100	451,500
Unit Corp.*	9,800	474,320
W-H Energy Services, Inc.*	6,700	494,125

		1,419,945

Health Care Equipment & Supplies - 3.5%
DJO, Inc.*	4,500	220,950
Orthofix International NV*	10,900	533,773

		754,723

Health Care Providers & Services - 5.6%
AmSurg Corp.*	17,200	396,804
Bio-Reference Laboratories, Inc.*	8,200	276,832
Providence Service Corp.*	8,400	246,624
U.S. Physical Therapy, Inc.*	18,300	270,840

		1,191,100

Insurance - 0.9%
Darwin Professional Underwriters, Inc.*	8,400	181,440

Internet Software & Services - 2.1%
Online Resources Corp.*	36,100	456,304

IT Services - 2.8%
Wright Express Corp.*	16,100	587,489

Life Sciences - Tools & Services - 1.9%
Charles River Laboratories International, Inc.*	7,100	398,665

Machinery - 4.5%
CIRCOR International, Inc.	10,400	472,264
Kaydon Corp.	3,000	155,970
RBC Bearings, Inc.*	8,900	341,315

		969,549

Media - 2.5%
Cinemark Holdings, Inc.*	11,600	215,296
Citadel Broadcasting Corp.	24,700	102,752
Saga Communications, Inc.*	29,250	214,695

		532,743

Equity Securities - 89.9%	Shares	Value

Metals & Mining - 1.9%
Northwest Pipe Co.*	10,800	408,456

Multi-Utilities - 2.0%
Aquila, Inc.*	106,500	427,065

Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Co.	9,300	368,187

Pharmaceuticals - 2.3%
Sciele Pharma, Inc.*	18,600	483,972

Road & Rail - 3.2%
Knight Transportation, Inc.	6,037	103,897
Landstar System, Inc.	3,000	125,910
Navios Maritime Holdings, Inc.	20,400	268,056
Vitran Corp., Inc.*	11,100	183,816

		681,679

Semiconductors & Semiconductor Equipment - 3.2%
Micrel, Inc.	28,100	303,480
PDF Solutions, Inc.*	38,300	378,404

		681,884

Software - 1.6%
i2 Technologies, Inc.*	22,100	337,025

Specialty Retail - 2.8%
Build-A-Bear Workshop, Inc.*	22,300	396,048
Coldwater Creek, Inc.*	18,600	201,996

		598,044

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	13,100	214,447

Trading Companies & Distributors - 1.4%
Interline Brands, Inc.*	12,800	294,272

Total Equity Securities (Cost $17,429,876)		19,159,076

	Principal
U.S. Government Agencies and Instrumentalities - 9.4%	Amount

Federal Home Loan Bank Discount Notes, 10/1/07	$2,000,000	2,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,000,000)		2,000,000

TOTAL INVESTMENTS (Cost $19,429,876) - 99.3%		21,159,076
Other assets and liabilities, net - 0.7%		160,383

NET ASSETS - 100%		$21,319,459

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of thirteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value (formerly Focused MidCap Value) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.
Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2007, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2007, and net realized capital loss carryforwards as of December 31, 2006 with expiration dates:

	MONEY	INCOME &	SMALL	MIDCAP
	MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$99,742,700	$133,884,061	$35,230,989	$75,533,794

Unrealized appreciation	—	7,044,753	10,496,419	15,021,373

Unrealized (depreciation)	—	(5,441,752)	(1,670,148)	(991,906)

Net appreciation (depreciation)	—	$1,603,001	$8,826,271	$14,029,467

				SMALL
	CORE			COMPANY
	STRATEGIES	INDEX 500	MIDCAP VALUE	EQUITY

Federal income tax cost	$96,172,294	$87,090,053	$61,822,216	$19,437,817

Unrealized appreciation	14,877,770	25,638,483	5,660,754	3,024,976
Unrealized (depreciation)	(1,840,328)	(17,006,102)	(3,214,313)	(1,303,717)

Net appreciation (depreciation)	$13,037,442	$8,632,381	$2,446,441	$1,721,259

CAPITAL LOSS CARRYFORWARDS

	INCOME &	CORE	SMALL
EXPIRATION DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$9,781,857	—	$22,468,513	$4,509,591

31-Dec-10	8,079,809	$13,177,584	11,902,668	12,775,077

31-Dec-11	217,573	—	—	2,110,080
31-Dec-12	—	—	—	960,576

31-Dec-13	—	—	361,070	2,529,937
31-Dec-14	—	—	—	1,667,935

	$18,079,239	$13,177,584	$34,732,251	$24,553,196

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date:	November 28, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	November 28, 2007